ANNUAL REPORT




                                       SEPTEMBER 30, 1999




                                       DAVIS TAX-FREE
                                       HIGH INCOME FUND





















[DAVIS FUNDS LOGO]

DAVIS TAX-FREE HIGH INCOME FUND, INC.
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico  87501
================================================================================

Dear Shareholder,

Despite 1999's difficult bond market environment, the Davis Tax-Free High Income Fund continues to be one of the top-performing municipal bond funds on a risk-adjusted basis. Your Fund's Class A and Class B shares enjoy Morningstar's highest ***** (five-star) rating for risk-adjusted performance over every time period measured.(1)

In terms of absolute performance, the Fund's Class A shares declined 0.61% (based on net asset value) for the one-year period ended September 30, 1999.(2) While we view this as a disappointing result, your Fund did outperform its peer group, with the 52 high-yield municipal bond funds tracked by Lipper Analytical Services registering an average decline of 1.54% for the same time period.(3)

In addition, the credit quality and liquidity of the Fund's portfolio are substantially better than the average high-yield fund--meaning your Fund took far less risk in achieving its results.

A TRYING TIME FOR BONDS

The year 1999 is on track to becoming the worst year for the bond market since 1927. The yield on the 30-year U.S. Treasury "long bond" increased 96 basis points from 5.09% to 6.05% and the price of the bond went down by 13% in the first nine months of the year.

The municipal market also posted poor results--with the yield on the average AAA-rated municipal rising 79 basis points from 4.95% to 5.74%, resulting in a price drop of around 11% over the same time frame. A primary reason for the municipal market's negative performance was lack of institutional demand. Large insurance companies, normally big buyers of tax-free municipal bonds, had less need for tax-free income because of lower profitability. In addition, municipal bond funds in general were experiencing net shareholder redemptions and were selling more municipal bonds than they were buying in order to meet those redemptions.

Overall, we believe the bond markets today offer investors great value and municipal securities in particular provide exceptional value. Yields on AAA-rated municipal bonds have risen to about 95% of U.S. Treasury yields--the highest this percentage has been since the mid-1990s. These yields make the case for owning tax-free municipals compelling, particularly for investors in higher tax brackets.

At the same time, the yield spreads between high-quality and low-quality bonds have widened from about 25 basis points at the beginning of year to about 45 basis points at the end of September. This means lower quality bonds have performed worse than higher quality bonds.

In this uncertain environment, the Fund continued to upgrade the credit quality of its portfolio as it has done for several years. The average credit quality of the rated securities in our portfolio is AA--an investment-grade rating considerably higher than the credit quality rating of most high-yield municipal funds.(4) And the percentage of nonrated securities is around 7%, the lowest level it has been since June, 1990.

As a further risk-reducing strategy, the Fund is well diversified with 377 positions from issuers in most states and Puerto Rico. Because even our biggest holdings each represent less than 2 1/2% of the portfolio, no one position by itself should have a substantial impact on the Fund's overall results.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico  87501
================================================================================

MANAGING FOR RISK-ADJUSTED PERFORMANCE

The Davis Tax-Free High Income Fund continues to employ the same disciplined investment approach and intensive research process that it used to achieve its top risk-adjusted performance rating. We constantly evaluate each bond's credit quality and security characteristics in terms of upside potential and downside protection. Our objective is to maximize total return relative to the amount of risk taken and to optimize tax-free income. We also monitor the characteristics of the portfolio as a whole in order to assure proper portfolio diversification.(5)

The bonds we own possess a variety of special characteristics that have made them more resilient in the down market we have experienced in 1999. For example, we own higher coupon bonds with shorter maturities and lower durations. In addition, the Fund's strategy of investing in cushion bonds--a principal investment focus for several years--proved beneficial in this environment.

Cushion bonds are bonds with above-average interest coupons trading at relatively low prices because the market expects them to be called in by the issuer long before maturity, but that we think are unlikely to be called for various structural reasons. Because the bonds are purchased at fairly low prices, the Fund has some protection or cushion if the overall market drops. Furthermore, if the bonds remain outstanding after the anticipated call date--as has occurred in many cases--the Fund continues collecting the high tax-free income.

By employing these strategies, the Fund sacrificed some upside potential to gain a more than proportionate amount of downside protection. As the market declined, we outperformed on a relative basis.

As the market continued to trade off in the second and third quarter of 1999, many of the Fund's cushion bonds lost their price cushion and we sold them. We also sold off lower quality bonds that were somewhat defensive. At the same time, we began gradually moving into more aggressive, higher quality bonds with better upside potential, such as zero coupon bonds and lower coupon, AAA-rated insured bonds--even picking up some additional yield in certain instances. This turned out to be a smart move, as credit quality spreads widened and higher quality bonds performed relatively better than lower grade issues.

Going forward, we plan to pursue the same strategies, assuming interest rates stabilize or trend lower as we expect. That is, we intend to maintain our core portfolio and, as opportunities arise, make commitments to bonds that offer more yield per credit quality and more upside potential while giving up only a little bit of downside protection. In a flat to declining interest rate environment, that seems like a good trade-off to us. As always, we remain committed to helping shareholders build and preserve wealth through prudent strategies focused on minimizing volatility and optimizing long-term, risk-adjusted performance.

Sincerely,

/s/ Shelby M.C. Davis                  /s/ B. Clark Stamper

Shelby M.C. Davis                      B. Clark Stamper
Chief Investment Officer               Portfolio Manager

November 5, 1999

DAVIS TAX-FREE HIGH INCOME FUND, INC.
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico  87501
================================================================================

This Annual Report is authorized for distribution only when accompanied or preceded by a current prospectus of Davis Tax-Free High Income Fund which contains more information about risks, fees and expenses. Please read the prospectus carefully before investing or sending money.

(1) Morningstar proprietary ratings reflect historical risk-adjusted performance as of September 30, 1999. Subject to change every month, Morningstar ratings are calculated from a fund's three-, five-, and ten-year average annual total returns in excess of 90-day Treasury bill (T-bill) returns, with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The Fund's Class A shares (inception date December 1, 1994) were rated against 1611 short-term municipal bond funds for the three-year period. The Fund's Class B shares were rated against 1611, 1241, and 375 short-term municipal bond funds for the three-, five-, and ten-year periods, respectively. Ten percent of the funds in an investment category receive five stars; the next 22.5% receive four stars; the next 35% receive three stars; the next 22.5% receive two stars, and 10% receive one star. Star ratings for the Fund's other classes may vary and are available only for those classes with at least three years of performance history. Past performance is not a guarantee of future results.

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. Below are the average annual total returns for all classes of shares for Davis Tax-Free High Income Fund for the periods ended September 30, 1999.

* (Without a 4.75% sales charge or any applicable contingent deferred sales charge taken into consideration for the period ended September 30, 1999)

--------------------------------------------------------------------------------
FUND NAME                       1 YEAR     5 YEAR    10 YEAR    INCEPTION
--------------------------------------------------------------------------------
Davis Tax-Free High Income A    (0.61%)    N/A       N/A        5.72% - 12/01/94
--------------------------------------------------------------------------------
Davis Tax-Free High Income B    (1.39%)    4.63%     5.92%      6.50% - 03/21/85
--------------------------------------------------------------------------------
Davis Tax-Free High Income C    (1.34%)    N/A       N/A        2.39% - 08/18/97
--------------------------------------------------------------------------------
Davis Tax-Free High Income Y    (0.51%)    N/A       N/A        2.88% - 10/06/97
--------------------------------------------------------------------------------

** (With a 4.75% sales charge or any applicable contingent deferred sales charge taken into consideration for the period ended September 30, 1999)

--------------------------------------------------------------------------------
FUND NAME                       1 YEAR     5 YEAR    10 YEAR    INCEPTION
--------------------------------------------------------------------------------
Davis Tax-Free High Income A    (5.34%)    N/A       N/A        4.67% - 12/01/94
--------------------------------------------------------------------------------
Davis Tax-Free High Income B    (5.16%)    4.31%     5.92%      6.50% - 03/21/85
--------------------------------------------------------------------------------
Davis Tax-Free High Income C    (2.28%)    N/A       N/A        2.39% - 08/18/97
--------------------------------------------------------------------------------
Davis Tax-Free High Income Y    (0.51%)    N/A       N/A        2.88% - 10/06/97
--------------------------------------------------------------------------------

(3) Lipper Analytical Services rankings are based on total returns but do not consider sales charges.

(4) Standard & Poor's Corporate Bond Ratings - Debt rated AA has a very strong capacity to pay interest and repay principal, and differs from the highest rated issues only in small degree.

(5) There can be no guarantee that the Fund will achieve its goals.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico 87501
================================================================================

TABLE OF KEY STATISTICS

                          NET ASSET VALUE TOTAL RETURNS

--------------------------------------------------------------------------------
 Class A Shares       3 mos. (1.02%)       6 mos. (1.80%)       12 mos. (0.61%)
 Class B Shares       3 mos. (1.22%)       6 mos. (2.19%)       12 mos. (1.39%)
 Class C Shares       3 mos. (1.20%)       6 mos. (2.15%)       12 mos. (1.34%)
 Class Y Shares       3 mos. (1.09%)       6 mos. (1.81%)       12 mos. (0.51%)
--------------------------------------------------------------------------------

                  NET ASSET VALUE AVERAGE ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------
 Class A Shares      3 yrs. 4.46%     Since inception (December 1, 1994)  5.72%
 Class B Shares      3 yrs. 3.68%        5 yrs.     4.63%     10 yrs.     5.92%
 Class C Shares                       Since inception (August 18, 1997)   2.39%
 Class Y Shares                       Since inception (October 6, 1997)   2.88%
--------------------------------------------------------------------------------

    COMPOSITION OF THE FUND'S PORTFOLIO BY QUALITY RATING AS A PERCENTAGE OF
                       TOTAL ASSETS AT SEPTEMBER 30, 1999

Moody's/S&P                           Fund's Assessment of  General Definition
Rating Category           Percentage  Non-rated Securities    of Bond Quality
---------------           ----------  --------------------    ---------------
Aaa/AAA..................   58.15%            0.49%          Highest quality
Aa/AA....................   13.45%            0.00%          High quality
A/A......................   10.44%            0.67%          Upper medium grade
Baa/BBB..................    6.92%            1.08%          Medium grade
Ba/BB....................    1.08%            3.96%          Some speculative
                                                               elements
B/B......................    0.47%            1.19%          Speculative
Caa/CCC..................    0.00%            0.00%          More speculative
Ca, C/CC, C, D...........    0.00%            0.00%          Very speculative,
                                                               may be in default
Not Rated................    7.39%            0.00%          Not rated by
                                                             Moody's or S&P
Short-term Investments...    2.10%            0.00%
                           -------            -----
                           100.00%            7.39%


Average credit rating:             AA
Weighted average maturity:         18.26 years

DAVIS TAX-FREE HIGH INCOME FUND, INC.
COMPARISON OF DAVIS TAX-FREE HIGH INCOME FUND, INC., CLASS A SHARES AND LEHMAN BROTHERS 10 YEAR REVENUE BOND INDEX
================================================================================

Average Annual Total Return For the Periods ended September 30, 1999.

---------------------------------------------------------------
CLASS A SHARES
(This calculation includes an initial sales charge of 4 3/4%).
One Year .........................................    (5.34%)
Life of Class (December 1, 1994
         through September 30, 1999)..............     4.67%
---------------------------------------------------------------

$10,000 INVESTED AT INCEPTION. Let's say you invested $10,000 in Davis Tax-Free High Income Fund, Inc. A shares on December 1, 1994 (inception of class) and paid a 4 3/4% sales charge. As the chart below shows, by September 30, 1999 the value of your investment would have grown to $12,467 - a 24.67% increase on your initial investment. For comparison, the Lehman Brothers 10 Year Revenue Bond Index is also presented on the chart below.

                                                            Lehman Brothers
               Davis Tax-Free High Income Fund Class A      10 Year Revenue
               ---------------------------------------      ---------------
12/1/94                            9,525                         10,000
9/30/95                           10,285                         11,652
9/30/96                           10,936                         12,162
9/30/97                           11,774                         13,283
9/30/98                           12,543                         14,449
9/30/99                           12,467                         14,433


Lehman Brothers 10 Year Revenue Bond Index is an unmanaged index and has no specific investment objective. The index used includes gross dividends reinvested, but does not take into account any sales charge.

The performance data for Davis Tax-Free High Income Fund, Inc. contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
COMPARISON OF DAVIS TAX-FREE HIGH INCOME FUND, INC., CLASS B SHARES AND LEHMAN BROTHERS 10 YEAR REVENUE BOND INDEX
================================================================================

Average Annual Total Return For the Periods ended September 30, 1999.

---------------------------------------------------------------
CLASS B SHARES (This calculation includes applicable contingent deferred sales charges.)
One Year............................................... (5.16%)
Five Years.............................................. 4.31%
Ten Years............................................... 5.92%
---------------------------------------------------------------

$10,000 INVESTED OVER TEN YEARS. Let's say you invested $10,000 in Davis Tax-Free High Income Fund, Inc. B shares on September 30, 1989. As the chart below shows, by September 30, 1999 the value of your investment would have grown to $17,775 - a 77.75% increase on your initial investment. For comparison, the Lehman Brothers 10 Year Revenue Bond Index is also presented on the chart below.

                                                            Lehman Brothers
               Davis Tax-Free High Income Fund Class B      10 Year Revenue
               ---------------------------------------      ---------------
9/30/89                            10,000                        10,000
9/30/90                            10,537                        10,675
9/30/91                            11,600                        12,175
9/30/92                            12,635                        13,435
9/30/93                            13,784                        15,214
9/30/94                            14,172                        14,957
9/30/95                            15,113                        16,704
9/30/96                            15,949                        17,542
9/30/97                            17,047                        19,159
9/30/98                            18,026                        20,841
9/30/99                            17,775                        20,818


Lehman Brothers 10 Year Revenue Bond Index is an unmanaged index and has no specific investment objective. The index used includes gross dividends reinvested, but does not take into account any sales charge.

The performance data for Davis Tax-Free High Income Fund, Inc. contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS TAX-FREE HIGH INCOME FUND, INC. COMPARISON OF DAVIS
TAX-FREE HIGH INCOME FUND, INC., CLASS C SHARES AND LEHMAN BROTHERS 10 YEAR REVENUE BOND INDEX
================================================================================

Average Annual Total Return For the Periods ended September 30, 1999.

----------------------------------------------------------------------------
CLASS C SHARES
(This calculation includes any applicable contingent deferred sales charge.)

One Year.......................................................     (2.28%)
Life of Class (August 18, 1997 through September 30, 1999) ....      2.39%
----------------------------------------------------------------------------

$10,000 INVESTED ON AUGUST 31, 1997. Let's say you invested $10,000 in Davis Tax-Free High Income Fund, Inc. C shares on August 31, 1997. As the chart below shows, by September 30, 1999 the value of your investment would have grown to $10,512 - a 5.12% increase on your initial investment. For comparison, the Lehman Brothers 10 Year Revenue Bond Index is also presented on the chart below.


                                                            Lehman Brothers
               Davis Tax-Free High Income Fund Class C      10 Year Revenue
               ---------------------------------------      ---------------
8/31/97                            10,000                        10,000
9/30/97                            10,077                        10,121
9/30/98                            10,655                        11,009
9/30/99                            10,512                        10,996


Lehman Brothers 10 Year Revenue Bond Index is an unmanaged index and has no specific investment objective. The index used includes gross dividends reinvested, but does not take into account any sales charge.

The performance data for Davis Tax-Free High Income Fund, Inc. contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
COMPARISON OF DAVIS TAX-FREE HIGH INCOME FUND, INC., CLASS Y SHARES AND LEHMAN BROTHERS 10 YEAR REVENUE BOND INDEX
================================================================================

Average Annual Total Return For the Periods ended September 30, 1999.

------------------------------------------------------------------------
CLASS Y SHARES
(There is no sales charge applicable to this calculation.)

One Year......................................................   (0.51%)
Life of Class (October 6, 1997 through September 30, 1999) ...    2.88%
------------------------------------------------------------------------

$10,000 INVESTED ON OCTOBER 31, 1997. Let's say you invested $10,000 in Davis Tax-Free High Income Fund, Inc. Y shares on October 31, 1997. As the chart below shows, by September 30, 1999 the value of your investment would have grown to $10,545 - a 5.45% increase on your initial investment. For comparison, the Lehman Brothers 10 Year Revenue Bond Index is also presented on the chart below.

                                                            Lehman Brothers
               Davis Tax-Free High Income Fund Class Y      10 Year Revenue
               ---------------------------------------      ---------------
10/31/97                           10,000                        10,000
9/30/98                            10,599                        10,807
9/30/99                            10,545                        10,795


Lehman Brothers 10 Year Revenue Bond Index is an unmanaged index and has no specific investment objective. The index used includes gross dividends reinvested, but does not take into account any sales charge.

The performance data for Davis Tax-Free High Income Fund, Inc. contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 1999
================================================================================

              PORTFOLIO MAKEUP                      SECTOR WEIGHTINGS
           (% OF FUND NET ASSETS)                   (% OF PORTFOLIO)
           ----------------------                   ----------------

                 [PIE CHART]                           [PIE CHART]

     Other Assets & Liabilities   2.0%     Revenue Bonds               27.7%
     Municipal Bonds             98.0%     Poll. Ctrl. Rev.             5.0%
                                           Utilities                    8.0%
                                           General Obligation           7.5%
                                           Education                    6.6%
                                           Health                      25.1%
                                           Housing                      6.0%
                                           Other                        2.4%
                                           Ind. Dev. Rev.              11.7%

                                                                                               % OF FUND
TOP 10 HOLDINGS                                                                STATE           NET ASSETS
---------------------------------------------------------------------------------------------------------
Hawaii St. Airports System Rev. Bds. (Second Series), 7.00%, 07/01/18          Hawaii          2.36%
Ohio St. Air Quality Dev. Auth. Rev. Ref. Bds. (Pollution Ctl./Ohio Edison)
      Ser. `90, 7.45%, 03/01/16                                                Ohio            1.74%
Manchester, NH, Gen. Airport Rev. Bds., (MBIA Insured) Ser. `A,
      4.50%, 01/01/28                                                          New Hampshire   1.73%
Louisville & Jefferson Cnty., KY, Riverport Auth. Mtg. Rev. Bds.,
      Ser. `86, 7.875%, 05/15/16                                               Kentucky        1.63%
Port Auth NY & NJ Rev. Bds. (Cons.-Sixty-Ninth) Ser. `90, 7.125%,
      06/01/25                                                                 New York        1.62%
Illinois Hlth. Fac. Auth. Rev. Ref. Bds. (Hinsdale Hosp.) Ser. `90 A,
      9.00%, 11/15/15                                                          Illinois        1.44%
Chicago, IL, Pub. Bldg. Comm. Mtg. Rev. Bds. (MBIA Insured) Ser. A,
      7.125%, 01/01/15                                                         Illinois        1.42%
Illinois Hlth. Fac. Auth. Rev. Bds. (Hosp. Sisters Svcs.) Ser. A,
      5.00%, 06/01/18                                                          Illinois        1.39%
Indiana Hlth. Fac. Auth. Hosp. Rev. Bds., Ser. A (Sisters St. Francis Hlth.),
      5.00%, 11/01/29                                                          Indiana         1.34%
Port Auth NY & NJ Rev. Bds. (Cons.-Seventy-Second) Ser. `92, 7.35%,
      10/01/27                                                                 New York        1.22%

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
At September 30, 1999
=======================================================================================================================
                                                                                                              VALUE
  PRINCIPAL                                                                                                  (NOTE 1)
  ---------                                                                                                  --------
                 MUNICIPAL BONDS - (98.01%)
               ALABAMA - (1.85%)
$  3,670,000   Birmingham Med. Ctr., Eastern Alabama Special Care Fac. Rev. Ref. Bds.
                 (MBIA Insured), 7.25%, 07/01/15........................................................   $  3,679,395
     295,000   Houston Cnty., AL, (Southeast Alabama Med. Ctr. Prj.) (MBIA Insured),
                 7.625%, 04/01/07.......................................................................        295,965
   2,000,000   Lauderdale Cnty & Florence, AL, Hlth. Care Fac. Rev. Bds., Unlimited
                 G.O., (MBIA Insured) Ser. A (Coffee Hlth. Group), 5.25%, 07/01/24......................      1,814,840
     770,000   Selma, AL, Ind'l. Dev. Brd. Ind'l. Dev. Rev. Bds., (Hammermill Plant Prj.)
                 Ser. `79, 6.875%, 04/01/04.............................................................        777,515
     500,000   The Special Care Fac. Fin. Auth. of the City of Pell City, AL, 1st Mtg.
                 Rev. Bds. (The Village of Cook Springs, Inc. Prj.) Ser. `93-A,
                 8.50%, 07/01/18........................................................................        535,950
   1,000,000   The West Jefferson Amusement and Public Park Auth. (Alabama) 1st Mtg.
                 Rev. Bds. (Visionland Alabama Prj.) Ser. `96, 7.50%, 12/01/08..........................      1,129,590
                                                                                                           ------------
                                                                                                              8,233,255
                                                                                                           ------------
               ARIZONA - (1.10%)
   1,000,000   Arizona Educ. Loan Marketing Corp., Educ. Loan Rev. Bds., Ser. B,
                 7.30%, 09/01/03........................................................................      1,022,390
   1,000,000   Arizona Educ. Loan Marketing Corp., Educ. Loan Rev. Bds., Ser. B,
                 7.35%, 09/01/04........................................................................      1,022,430
     775,000   Arizona Educ. Loan Marketing Corp., Educ. Loan Rev. Bds., Ser. B,
                 7.375%, 09/01/05.......................................................................        792,399
     230,000   Coconino & Mohave Cntys., AZ, Unified School Dist. No. 6, Cap.
                 Appreciation Ref. Bds., Zero Cpn., 07/01/02 (d)........................................        202,117
     620,000   The IDA of the City of Casa Grande, AZ, Dev. Rev. Bds. (Five Points
                 Redevelopment Prj.), Sr. Bds., 8.25%, 12/01/15.........................................        630,683
     500,000   The IDA of the City of Sierra Vista, 1st Mtg. Nursing Home Ref. Rev. Bds.
                 (Sierra Vista Medical Investors, Ltd. Prj.) Ser. `94A, 8.50%, 08/01/10.................        515,640
     260,000   Pima, AZ, Ind'l. Dev. Auth. Hlth. Care Corp. Rev. Bds. Unrefunded, Ser. `88,
                 8.00%, 07/01/13........................................................................        263,414
     400,000   Pima, AZ, Ind'l. Dev. Auth. Multi. Fam. Mtg. Rev. Bds. (Broadway Prop.)
                 (FHA Insured) Ser. `85, 8.15%, 12/01/25................................................        437,132
                                                                                                           ------------
                                                                                                              4,886,205
                                                                                                           ------------
               CALIFORNIA - (9.03%)
     765,000   California Hlth. Fac. Auth. Insured Hosp. Rev. Bds. FGIC Insured (Victor
                 Valley Community Hosp.) `84 Ser. A, 9.875%, 07/01/12...................................        779,918
     345,000   California Hlth. Fac. Auth. Insured Hosp. Rev. Bds. (Victor Valley
                 Community Hosp.) `84 Ser. A, 9.875%, 07/01/12..........................................        346,580
   3,955,000   California Hlth. Fac. Fin. Auth. Insured Hlth. Fac. Rev. Bds.
                 (Henry Mayo Newhall Memorial Hosp.) Ser. `88A, 8.00%, 10/01/18.........................      4,005,743
     500,000   California Hlth. Fac. Fin. Auth. Insured Hosp. Rev. Bds. (H.E.L.P. Group)
                 Ser. A, 7.00%, 08/01/21................................................................        527,610
     140,000   California Hlth. Fac. Fin. Auth. Rev. Bds. (Cnty. Prj.) Ser. `86B,
                 7.20%, 01/01/12........................................................................        140,202

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At September 30, 1999
=======================================================================================================================
                                                                                                              VALUE
  PRINCIPAL                                                                                                  (NOTE 1)
  ---------                                                                                                  --------
                 MUNICIPAL BONDS - CONTINUED
               CALIFORNIA - CONTINUED
$    155,000   California Hsg. Fin. Agy. Rev. Home Mtg Bds., Cap. Appreciation,
                 Ser. D, Zero Cpn., 08/01/20 (d)........................................................   $     31,060
     760,000   California Hsg. Fin. Agy. Rev. Home Mtg Bds., Ser. C, 7.60%, 08/01/30....................        771,248
   1,430,000   California Hsg. Fin. Agy. Rev. Home Mtg Bds., Ser. G, 7.25%, 08/01/17....................      1,463,748
     585,000   California Hsg. Fin. Agy. Rev. Insured Hsg. Bds., Ser. B,
                 8.625%, 08/01/15.......................................................................        596,636
     430,000   California Pub. Cap. Impts. Fac. Auth. Rev. Bds. (Pooled Prj.) Ser. B,
                 8.10%, 03/01/18........................................................................        437,869
     600,000   California St. Veteran's Bds., 6.15%, 02/01/11...........................................        603,900
     200,000   California St. Veteran's Bds., 6.20%, 02/01/12...........................................        201,252
     250,000   California St. Veteran's Bds., 6.20%, 02/01/16...........................................        251,203
   3,000,000   California St. Veteran's Bds., 6.375%, 02/01/27..........................................      3,015,840
     800,000   City of Napa, CA, `92, Ind. Rev. Ref. Bds. (Napa Motel and Restaurant),
                 8.50%, 12/01/07........................................................................        804,304
     250,000   Cnty. of Marin, Mtg. Rev. Bds., Ser. `84A (FHA Insured Mtg. Loan -
                 Marion Park Apts. Prj.), Zero Cpn., 04/01/01 (d).......................................        216,465
   1,000,000   Cnty. of Marin, Multifam. Hsg. Rev. Bds., Ser. `84B (Marion Park
                 Apts. Prj.), Zero Cpn., 04/01/07 (d)...................................................        474,990
   5,000,000   El Camino, CA, Hosp. Dist. Rev. Ref. Bds., Ser. A, 6.25%, 08/15/17.......................      5,052,200
   2,545,000   Elk Grove, CA, Uni. School Dist. Special Tax Cap. Appreciation (Comm.
                 Facs. - Dist. 1)(MBIA Insured) Zero Cpn., 12/01/17 (d).................................        891,106
   2,790,000   Elk Grove, CA, Uni. School Dist. Special Tax Cap. Appreciation (Comm.
                 Facs. - Dist. 1)(MBIA Insured) Zero Cpn., 12/01/18 (d).................................        913,502
   1,730,000   Lancaster, CA, School Dist. Ctfs. of Participation (FSA Proj.) Capital
                 Appreciation Bds., Refunded, Zero Cpn., 04/01/19 (d)...................................        558,721
   1,730,000   Lancaster, CA, School Dist. Ctfs. of Participation (FSA Proj.) Capital
                 Appreciation Bds., Refunded, Zero Cpn., 04/01/22 (d)...................................        466,495
     680,000   Los Angeles, CA, Community Redevelopment Agy. Bds., `87 Ser. G,
                 6.75%, 07/01/10........................................................................        685,107
     200,000   Los Angeles, CA, Community Redevelopment Agy. Bds., Prerefunded
                 `87 Ser. G, 6.75%, 07/01/10............................................................        201,502
     360,000   Los Angeles, CA, Home Mtg. Rev. Bds. (GNMA Mtg. Sec. Prog.), 8.10%,
                 05/01/17...............................................................................        366,466
     100,000   Los Angeles, CA, Multi. Fam. Hsg. Rev. Ref. Bds., Ser. `91 A, 7.00%,
                 05/01/21 (c)...........................................................................        102,379
     175,000   Los Angeles, CA, Multi. Fam. Rev. (FHA Insured Multi-Fam. Hsg. Mtg.
                 Rev. Bds.) Park Parthenia Prj., 7.30%, 07/20/11........................................        178,934
   2,635,000   Menlo Park, CA, Community Dev. Agy. Multi. Fam. Mtg. Rev. Bds.
                 (Gateway Prj.) (FHA Insured) Ser. `87 A, 8.25%, 12/01/28...............................      2,703,694
   2,000,000   Monrovia, CA, Redev. Agy., Tax Allocation Rev. Ref. Bds. (Cent. Redev.
                 Prj.-Area 1), Ser. `92, 6.70%, 05/01/21................................................      2,167,440

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At September 30, 1999
=======================================================================================================================
                                                                                                              VALUE
  PRINCIPAL                                                                                                  (NOTE 1)
  ---------                                                                                                  --------
                 MUNICIPAL BONDS - CONTINUED
               CALIFORNIA - CONTINUED
$    900,000   New Haven, CA, Unified School Dist., Cap. Appreciation Ref. Bds.,
                 Unlimited G.O., Zero Cpn., 08/01/13 (d)................................................   $    423,684
     985,000   New Haven, CA, Unified School Dist., Cap. Appreciation, Unlimited G.O.,
                 Ser. B, Zero Cpn., 08/01/14 (d)........................................................        432,829
   1,200,000   New Haven, CA, Unified School Dist., Cap. Appreciation, Unlimited G.O.,
                 Ser. B, Zero Cpn., 08/01/15 (d)........................................................        493,524
   1,400,000   New Haven, CA, Unified School Dist., Cap. Appreciation, Unlimited G.O.,
                 Ser. B, Zero Cpn., 08/01/16 (d)........................................................        539,938
   1,650,000   New Haven, CA, Unified School Dist., Cap. Appreciation, Unlimited G.O.,
                 Ser. B, Zero Cpn., 08/01/17 (d)........................................................        596,145
   1,390,000   Palmdale, CA, School Dist. Ctfs. of Participation, Capital Appreciation
                 Bds., Zero Cpn., 10/01/18 (d)..........................................................        469,862
   1,580,000   Palmdale, CA, School Dist. Ctfs. of Participation, Capital Appreciation
                 Bds., Zero Cpn., 10/01/22 (d)..........................................................        413,818
     350,000   Ridgecrest, CA, Certificates of Participation Bds. (Ridgecrest Redev. Agy.)
                 Ser. `88, 7.60%, 03/01/03..............................................................        359,828
     680,000   Ridgecrest, CA, Certificates of Participation Bds. (Ridgecrest Redev. Agy.)
                 Ser. `88, 7.60%, 03/01/13..............................................................        698,353
     500,000   San Diego, CA, GNMA Collateralized Multi. Fam. Mtg. Rev. Bds.
                 (Island Gardens Apts. Prj.) Ser. `85B, 9.50%, 10/20/20.................................        502,165
   3,915,000   San Francisco, CA, City & Cnty. Redev. Fin. Auth. Tax Allocation,
                 Ctfs. of Participation Bds., Ser. A, Zero Cpn., 08/01/17 (d)...........................      1,354,551
   3,910,000   San Francisco, CA, City & Cnty. Redev. Fin. Auth. Tax Allocation,
                 Ctfs. of Participation Bds., Ser. A, Zero Cpn., 08/01/18 (d)...........................      1,270,007
     500,000   San Luis Obispo, CA, Certificates of Participation Rev. Bds., Ser. `88,
                 7.25%, 06/01/08........................................................................        501,400
   1,400,000   Santa Maria, CA, Wtr. & Wastewtr. Certificates of Participation,
                 Ser. A, Zero Cpn., 08/01/27 (d)........................................................      1,022,000
     440,000   Torrance, CA, Hosp. Rev. Bds. (Torrance Mem. Hosp.) Ser. `87, 6.75%,
                 01/01/12...............................................................................        440,933
     245,000   University, CA, Rev. Bds. (Faculty Residential Mtg.) Ser. `79, 7.20%,
                 09/01/12...............................................................................        245,630
   1,500,000   Vacaville, CA, Pub. Fin. Auth. Tax Allocation Rev. Bds.
                 (Vacaville Redev.  Prj.) (MBIA Insured)  Ser. `902, 6.35%, 09/01/22....................      1,553,325
                                                                                                           ------------
                                                                                                             40,274,106
                                                                                                           ------------
               COLORADO - (0.57%)
   1,850,000   Colorado St. Student Obligation Bd. Auth. Student Ln. Sr. Sub. Rev. Bds.
                 Ser. II B, 6.20%, 12/01/08.............................................................      1,915,083
     530,000   Colorado Student Obligation Bd. Auth. Student Ln. Rev. Bds.
                 Ser. A-3, 7.25%, 09/01/05..............................................................        539,572
     180,000   Hamilton Creek Metro Dist., Summit Cnty., CO, G.O., 11.25%, 12/01/04.....................        102,600
                                                                                                           ------------
                                                                                                              2,557,255
                                                                                                           ------------

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At September 30, 1999
=======================================================================================================================
                                                                                                              VALUE
  PRINCIPAL                                                                                                  (NOTE 1)
  ---------                                                                                                  --------
                 MUNICIPAL BONDS - CONTINUED
               CONNECTICUT - (0.30%)
$    600,000   Connecticut Dev. Auth., Hlth. Care Rev. Bds. (Corp. for Independent Living
                 Prj.) Ser. `93B, 8.00%, 07/01/17.......................................................   $    678,966
     650,000   Connecticut St. Higher Ed. Supplemental Ln. Auth. Rev. Bds., Ser. `90A,
                 7.375%, 11/15/05.......................................................................        664,196
                                                                                                           ------------
                                                                                                              1,343,162
                                                                                                           ------------
               DELAWARE - (0.58%)
     830,000   Delaware Econ. Dev. Rev. Ref. Bds. (Supermarkets General Corp. Prj.)
                 Ser. `83, 10.875%, 12/01/03............................................................        833,793
   1,500,000   Delaware St. Econ. Dev. Auth. Rev. Bds. (Exempt Facs. Delmarva
                 P & L Co.) Ser. `90A, 7.60%, 03/01/20..................................................      1,549,320
     200,000   Delaware St. Econ. Dev. Comm. Multi. Fam. Mtg. Rev. Bds. Cap.
                 Appreciation & Def. Inc. Sec. (Chestnut Cross), 0%/9.75%, 07/20/20 (b).................        211,912
                                                                                                           ------------
                                                                                                              2,595,025
                                                                                                           ------------
               FLORIDA - (5.37%)
     540,000   Broward Cnty., FL, Hsg. Fin. Auth. Rev. Home Mtg., Ser. A, Cap.
                 Appreciation, Zero Cpn., 04/01/14 (d)..................................................        127,057
     385,000   Charlotte Cnty., FL, IDR Ref. Bds. (Beverly Enterprises - Florida, Inc.
                 Prj.) Ser. `87, 10.00%, 06/01/11.......................................................        415,638
     210,000   Dade Cnty., FL, Hlth. Fac. Auth. Hosp. Rev. Ref. Bds. (Miami Childrens
                 Hosp. Prj.) (FGIC Insured)  Ser. `87, 6.875%, 08/15/17.................................        210,464
   2,670,000   Dade Cnty., FL, Hlth. Fac. Auth. Hosp. Rev. Ref. Bds. (Miami Childrens
                 Hosp. Prj.) (MBIA/FGIC Insured)  Ser. `87, 6.875%, 08/15/17............................      2,675,901
     215,000   Dade Cnty., FL, Hsg. Fin. Auth. Mtg. Rev. Bds. (Coll-Lihud Ltd. Apts.
                 Prj.) Ser. `84 H, 10.50%, 06/01/00.....................................................        216,348
     935,000   Florida Hsg. Fin. Agy., 1st Mtg. Rev. Bds., Cap. Appreciation,  Ser. `84,
                 Zero Cpn., 07/15/16 (d)................................................................        121,111
     900,000   Florida Hsg. Fin. Agy. (Southlake Apartments Prj. - D), 8.10%, 10/01/02..................        864,099
   5,545,000   Florida Hsg. Fin. Corp. Rev. Bds., Cap. Appreciation, (Logan's Pointe
                 Assoc. Ltd.) Zero Cpn., 12/01/29 (d)...................................................        797,981
   5,000,000   Florida Hsg. Fin. Corp. Rev. Bds. (Florida Hsg. Fin. Corp.-CAB)
                 Zero Cpn., 07/01/30 (d)................................................................        790,200
     600,000   Gulf Breeze, FL, Rev. Bds., (MBIA Insured)  7.75%, 12/01/15..............................        603,660
      90,000   Highlands Cnty., FL, IDA (Beverly Enterprises - Florida, Inc. Prj.) Ser. `91,
                 9.25%, 07/01/07........................................................................         98,511
     500,000   Jacksonville, FL, Excise Taxes Rev. Bds., Ser. `77, 5.65%, 10/01/05......................        525,660
     460,000   Jacksonville Hlth. Fac. Auth. Hosp. Rev. Ref. Bds., Ser. `89A (Methodist
                 Hosp. Prj.), 8.00%, 10/01/15...........................................................        433,702
     280,000   Jacksonville Hlth. Fac. Auth. Hosp. Rev. Ref. Bds., Ser. `89B (Methodist
                 Hosp. Prj.), 8.00%, 10/01/15...........................................................        260,666
     178,680   Manatee Cnty., FL, Hsg. Fin. Auth. Mtg. Rev. Bds., Cap. Appreciation,
                 `83 Ser. A, Zero Cpn., 10/01/15 (d)....................................................         30,933
     375,000   Melbourne, FL, Wtr. & Swr. Rev. Ref. Bds., Ser. `86C, 6.00%, 10/01/14....................        378,338

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At September 30, 1999
=======================================================================================================================
                                                                                                              VALUE
  PRINCIPAL                                                                                                  (NOTE 1)
  ---------                                                                                                  --------
                 MUNICIPAL BONDS - CONTINUED
               FLORIDA - CONTINUED
$  7,500,000   Miami-Dade Cnty., FL, Special Obligation Bds. (MBIA Insured) Ser. `97 B,
                 Zero Cpn., 10/01/32 (d)................................................................   $  1,031,325
  33,010,000   Miami-Dade Cnty., FL, Special Obligation Bds. (MBIA Insured) Ser. `97 B,
                 Zero Cpn., 10/01/33 (d)................................................................      4,271,494
   3,990,000   Miami-Dade Cnty., FL, Special Obligation Ref. Bds. (MBIA Insured)
                 Ser. `97 A, Zero Cpn., 10/01/24 (d)....................................................        895,117
   3,800,000   Miami-Dade Cnty., FL, Special Obligation Ref. Bds. (MBIA Insured)
                 Ser. `97 B, Zero Cpn., 10/01/28 (d)....................................................        666,102
   4,320,000   Miami-Dade Cnty., FL, Special Obligation Ref. Bds. (MBIA Insured)
                 Ser. `97 C, Zero Cpn., 10/01/13 (d)....................................................      1,958,472
     290,000   Miami, FL, Special Obligation Bds. (MBIA Insured) `86 Ser. A, 7.375%,
                 07/01/06...............................................................................        292,500
     745,000   Orange Cnty., FL, IDA (Beverly Enterprises - Florida, Inc. Prj.) Ser. `91,
                 9.25%, 08/01/10........................................................................        798,670
     175,000   Palm Beach Cnty., FL, Hsg. Fin. Auth. Sngl. Fam. Mtg. Rev. Bds. Cap.
                 Appreciation, Zero Cpn., 07/01/14 (d)..................................................         35,579
   1,000,000   Pinellas Cnty., FL, Res. Recovery Rev. Ref. Bds. (MBIA Insured)
                 Ser. `90A, 6.90%, 10/01/04.............................................................      1,050,290
     100,000   Pinellas Park, FL, Wtr. & Swr. Rev. Bds., Ser. `84 A, 10.00%, 10/01/02...................        100,498
   2,750,000   St. Petersburg, FL, Hlth. Fac. Auth. Rev. Bds. (Allegany Hlth.-A)
                 (MBIA Insured)  Ser. `85, 7.00%, 12/01/15..............................................      2,957,213
     225,000   South Indian River Wtr. Control Dist., Sect. 15A Improvement Bds. (Egret
                 Landing - Phase I), 8.00%, 11/01/18....................................................        240,388
   3,215,000   Tampa, FL, Home Mtg. Rev. Muni Multiplier Rev. Bds., Ser. `83 A,
                 Zero Cpn., 10/01/14 (d)................................................................        589,792
     470,000   Winter Garden, FL, IDR Ref. Bds. (Beverly Enterprises - Florida, Inc. Prj.)
                 Ser. `91, 8.75%, 07/01/12..............................................................        507,078
                                                                                                           ------------
                                                                                                             23,944,787
                                                                                                           ------------
               GEORGIA - (1.02%)
     200,000   Gainesville Redevelopment Auth., 1st Mtg. Rev. Bds. (Autumn Breeze
                 Personal Care Home, Inc. Prj.) Ser. `96A, 8.00%, 04/01/26..............................        209,268
     570,000   The Hsg. Auth. of Columbus, GA, Multifamily Hsg. Rev. Bds. (Columbus
                 Gardens Elderly Hsg. Prj.) Ser. `94, 8.25%, 01/01/24...................................        614,614
     200,000   Liberty Cnty., IDA, Ind. Rev. Ref. Bds., Ser. `92 (LeConte Properties,
                 Inc. Prj.), 7.875%, 12/01/14...........................................................        209,976
     750,000   Macon Cnty., GA, Hosp. Ref. Rev. Bds. (Flint River Comm.
                 Hospital - Paracelsus Healthcare Corp. Prj.) Ser. `91, 9.00%, 03/01/11.................        751,613
   1,000,000   Savannah, GA, Econ. Dev. Auth. Rev. Bds. (First Mtg.-Coastal Care)
                 Ser. `97 A, 7.75%, 09/01/27............................................................        988,900
   8,000,000   Washington, GA, Wilkes Payroll Dev. Auth., 1st Mtg. Rev. Bds.,
                 Zero Cpn., 12/01/21 (d)................................................................      1,751,600
                                                                                                           ------------
                                                                                                              4,525,971
                                                                                                           ------------

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At September 30, 1999
=======================================================================================================================
                                                                                                              VALUE
  PRINCIPAL                                                                                                  (NOTE 1)
  ---------                                                                                                  --------
                 MUNICIPAL BONDS - CONTINUED
               HAWAII - (3.11%)
$    170,000   Dept. of Transportation of the State of HI, Special Fac. Rev. Bds., Ser. `90
                 (Continental Airlines, Inc.), 9.60%, 06/01/08..........................................   $    177,856
  10,000,000   Hawaii St. Airports System Rev. Bds. (Second Series), 7.00%, 07/01/18....................     10,501,900
   3,000,000   Honolulu, HI, (City & Cnty.) Multifam. Rev. Hsg. (Waipahu Towers Prj.)
                 Ser. `95, 6.90%, 06/20/35..............................................................      3,166,440
                                                                                                           ------------
                                                                                                             13,846,196
                                                                                                           ------------
               ILLINOIS - (12.90%)
   1,500,000   Bolingbrook, IL, Cap. Appreciation Rev. Bds., Unlimited G.O.,
                 (MBIA Insured)  Ser. B, Zero Cpn., 01/01/29 (d)........................................        248,850
   2,500,000   Bolingbrook, IL, Cap. Appreciation Rev. Bds., Unlimited G.O.,
                 (MBIA Insured)  Ser. B, Zero Cpn., 01/01/30 (d)........................................        389,825
   2,500,000   Bolingbrook, IL, Cap. Appreciation Rev. Bds., Unlimited G.O.,
                 (MBIA Insured)  Ser. B, Zero Cpn., 01/01/31 (d)........................................        366,375
   1,500,000   Bolingbrook, IL, Cap. Appreciation Rev. Bds., Unlimited G.O.,
                 (MBIA Insured)  Ser. B, Zero Cpn., 01/01/32 (d)........................................        206,595
   2,500,000   Bolingbrook, IL, Cap. Appreciation Rev. Bds., Unlimited G.O.,
                 (MBIA Insured)  Ser. B, Zero Cpn., 01/01/33 (d)........................................        323,600
  10,000,000   Chicago, IL, Brd. of Education Cap. Appreciation  Rev. Bds., School
                 Reform B-1 (FGIC Insured), Unlimited G.O., Zero Cpn., 12/01/14 (d).....................      4,176,100
  11,225,000   Chicago, IL, Brd. of Education Cap. Appreciation  Rev. Bds., School
                 Reform B-1 (FGIC Insured), Unlimited G.O., Zero Cpn., 12/01/15 (d).....................      4,390,771
   5,500,000   Chicago, IL, Brd. of Education Cap. Appreciation  Rev. Bds., School
                 Reform B-1 (FGIC Insured), Unlimited G.O., Zero Cpn., 12/01/28 (d).....................        946,165
  10,000,000   Chicago, IL, Brd. of Education Cap. Appreciation  Rev. Bds., School
                 Reform Ser. A (FGIC Insured), Unlimited G.O., Zero Cpn., 12/01/30 (d)..................      1,522,900
   6,000,000   Chicago, IL, Pub. Bldg. Comm. Mtg. Rev. Bds. (MBIA Insured) Ser. A,
                 7.125%, 01/01/15.......................................................................      6,329,160
     250,000   Chicago, IL, School Fin. Auth. Unlimited G.O., Ser. B, 7.60%, 06/01/01...................        252,775
      85,000   Cnty. of Cook, IL, Sngl. Mtg. Rev. Bds., `83 Ser. A, Zero Cpn.,
                 07/01/15 (d)..........................................................................          14,366
   7,000,000   Illinois Hlth. Fac. Auth. Rev. Bds. (Hosp. Sisters Svcs.) Ser. A,
                 5.00%, 06/01/18........................................................................      6,212,500
   5,980,000   Illinois Hlth. Fac. Auth. Rev. Ref. Bds. (Hinsdale Hosp.) Ser. `90 A,
                 9.00%, 11/15/15........................................................................      6,439,025
   4,460,000   Illinois Hlth. Fac. Auth. Rev. Ref. Bds. (Hinsdale Hosp.) Ser. `90 B,
                 9.00%, 11/15/15........................................................................      4,802,350
     500,000   Illinois Hlth. Fac. Auth. Rev. Ref. Bds. (Midwest Physician Group Ltd.),
                 5.50%, 11/15/19........................................................................        439,685
   3,125,000   Illinois Hlth. Fac. Auth. Rev. Ref. Bds. (Refunded Balance-C)
                 (Hinsdale), 9.50%, 11/15/19............................................................      3,381,938
   1,000,000   Illinois Hlth. Fac. Auth. Rev. Ref. Bds. (Silver Cross Hosp. & Med.)
                 5.50%, 08/15/19........................................................................        916,300

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At September 30, 1999
=======================================================================================================================
                                                                                                              VALUE
  PRINCIPAL                                                                                                  (NOTE 1)
  ---------                                                                                                  --------
                 MUNICIPAL BONDS - CONTINUED
               ILLINOIS - CONTINUED
$    395,000   Illinois Hlth. Fac. Auth. Rev. Ref. Bds. (Unrefunded Balance-A)
                 (MBIA Insured) Ser. `88, 7.90%, 08/15/03...............................................   $    396,284
   8,897,526   Illinois Hsg. Dev. Auth., Multi-Fam. Hsg. Rev. Bds., Cap. Appreciation,
                 Ser. `83A, Zero Cpn., 07/01/25 (d).....................................................        620,021
   3,975,000   Illinois St. Dedicated Tax Unrefunded Bal., Rev. Bds. (Civic Ctr.) Ser. `90A,
                 7.00%, 12/15/10........................................................................      4,182,336
  11,425,000   Metro. Pier & Expo. Auth. IL Ded. St. Tax Rev. Ref. Bds. (McCormick
                 Prj.) Ser.`94, Zero Cpn., 06/15/29 (d).................................................      1,918,486
  14,305,000   Metro. Pier & Expo. Auth. IL Ded. St. Tax Rev. Ref. Bds. (McCormick
                 Prj.) Ser.`96A, Zero Cpn., 06/15/24 (d)................................................      3,268,406
   1,000,000   St. Clair Cnty., IL, Pub. Bldg., Community Bldg. Rev. Bds., 8.00%,
                 12/01/05...............................................................................      1,007,080
   2,975,000   Southern, IL, Univ. Rev. Bds. Cap. Appreciation (Hsg. & Auxiliary-A)
                 Zero Cpn., 04/01/25 (d)................................................................        642,332
   2,000,000   Southern, IL, Univ. Rev. Bds. Cap. Appreciation (Hsg. & Auxiliary-A)
                 Zero Cpn., 04/01/28 (d)................................................................        358,380
   2,000,000   Southern, IL, Univ. Rev. Bds. Cap. Appreciation (Hsg. & Auxiliary-A)
                 Zero Cpn., 04/01/29 (d)................................................................        337,200
   5,345,000   University, IL, Univ. Rev. Bds. Cap. Appreciation (Auxiliary)
                 (MBIA Insured), Ser. `91, Zero Cpn., 04/01/21 (d)......................................      1,504,885
     111,000   Village of Sauget, IL, IDR Bds. (The Pillsbury Co. Prj.) Ser. `80, 8.375%,
                 05/01/05...............................................................................        111,249
     500,000   Village of Sherman, IL, 1st Mtg. Rev. Bds. (Villa Vianney, Inc.) Ser. `95A,
                 8.375%, 07/01/25.......................................................................        519,580
     550,000   Village of Sherman, IL, 1st Mtg. Rev. Bds. (Villa Vianney, Inc.) Ser. `97A,
                 7.75%, 10/01/22........................................................................        555,891
   1,000,000   Village of Wataga, IL, 1st Mtg. Hlth. Fac. Rev. Bds. (First Humanics Corp.
                 - Galesburg, IL Prj.) Ser. `86, 10.00%, 09/01/16.......................................        720,000
                                                                                                           ------------
                                                                                                             57,501,410
                                                                                                           ------------
               INDIANA - (3.52%)
     470,000   Carmel, IN, Retirement Rental Hsg. Rev. Ref. Bds. (Beverly Enterprises -
                 Indiana, Inc. Prj.) Ser. `92, 8.75%, 12/01/08..........................................        509,851
     121,828   Elwood, IN, Econ. Dev. Rev. (K-Mart Co. - S. S. Kresge Co. Prj.), 8.50%,
                 10/15/00...............................................................................        122,042
   1,020,000   Goshen-Chandler, IN,  School Bldg. Corp. 1st Mtg. Rev. Ref. Bds., Cap.
                 Appreciation (MBIA Insured), Zero Cpn., 01/15/11 (d)...................................        552,748
     500,000   Griffith, IN, Econ. Dev. Rev. Bds. (May Dept. Stores Co. Prj.) Ser. `79,
                 6.75%, 03/01/09........................................................................        501,660
     510,000   Indiana Bond Bank, Ser. `88 B Bds., 8.50%, 02/01/18......................................        516,523
     410,000   Indiana Bond Bank, Ser. `88 C Bds., 8.125%, 02/01/17.....................................        414,756
     125,000   Indiana Bond Bank, Special Program Bds., Ser. `87 A, 8.70%, 02/01/13.....................        126,711
   7,000,000   Indiana Hlth. Fac. Auth. Hosp. Rev. Bds., Ser. A (Sisters St. Francis Hlth.), ...........
                 5.00%, 11/01/29........................................................................      5,961,340

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At September 30, 1999
=======================================================================================================================
                                                                                                              VALUE
  PRINCIPAL                                                                                                  (NOTE 1)
  ---------                                                                                                  --------
                 MUNICIPAL BONDS - CONTINUED
               INDIANA - CONTINUED
$  4,125,000   Indiana Hlth. Fin. Auth. Hosp. Fac. Rev. Bds. (Community Hosp. Prj.)
                 Ser. `91, (MBIA Insured), 6.85%, 07/01/22..............................................   $  4,412,636
   1,585,000   Madison Cnty., IN, Hosp. Auth. Hosp. Rev. Ref. Bds. (Community Hosp.
                 Of Anderson), 8.00%, 01/01/14..........................................................      1,599,534
   1,000,000   Monroe Cnty., IN, Multifam. Hsg. Rev. Bds. (GNMA Coll. - Country
                 View-A), 5.75%, 04/01/33...............................................................        964,080
                                                                                                           ------------
                                                                                                             15,681,881
                                                                                                           ------------
               IOWA - (0.02%)
      87,849   Creston, IA, IDR (S.S. Kresge Co. - K-Mart Inc.), 8.50%, 08/01/00.........................        87,991
                                                                                                           ------------

               KANSAS - (0.12%)
     205,000   Liberal, KS, Swr. Util. Sys. Rev. Ref. Bds., 8.80%, 10/01/99..............................       205,027
     305,000   Liberal, KS, Swr. Util. Sys. Rev. Ref. Bds., 8.90%, 04/01/00..............................       312,323
                                                                                                           ------------
                                                                                                                517,350
                                                                                                           ------------
               KENTUCKY - (2.64%)
      65,000   Cntys. of Jefferson, Oldham and Bullitt, KY, Home Mtg. Rev. Bds, Ser. `84,
                 10.75%, 11/01/14.......................................................................         66,716
   1,900,000   Elizabethtown, KY, IDR Bds. (Colt Industries Inc.), 9.875%, 10/01/10.....................      1,918,601
     550,000   Jefferson Cnty., KY, Cap. Prj. Corp. Rev. Muni Multi Lease Ref. Bds. -
                 Ser. A `87, Zero Cpn., 08/15/14 (d)....................................................        196,862
     395,000   Kentucky, St. Tpk. Auth. Res. Rec. Rd. Rev. Ref. Bds. (FGIC Insured),
                 Ser. `85 A, 6.00%, 07/01/09............................................................        395,691
   1,720,000   Kentucky, St. Tpk. Auth. Res. Rec. Rd. Rev. Ref. Bds., Ser. `85 A,
                 6.00%, 07/01/09........................................................................      1,722,718
   7,185,000   Louisville & Jefferson Cnty., KY, Riverport Auth. Mtg. Rev. Bds.,
                 Ser. `86, 7.875%, 05/15/16.............................................................      7,287,674
     175,000   Morehead, KY, Ind. Bldg. Rev. Bds. (Emerson Elec.) Ser. `76, 6.30%,
                 04/01/01...............................................................................        176,740
                                                                                                           ------------
                                                                                                             11,765,002
                                                                                                           ------------
               LOUISIANA - (2.84%)
   2,000,000   Caddo Parish, LA, Rev. Bds. (Ind'l. Dev. Brd. Inc. Exempt Fac.- Atlas Prj.)
                 Ser. `98, 5.60%, 12/01/28..............................................................      1,840,120
  23,045,000   East Baton Rouge, LA, Mtg. Fin. Auth. Sngl. Fam. Rev. Ref. Bds. Cap.
                 Appreciation (FNMA/GNMA Insured)  Ser. C-1, Zero Cpn., 10/01/30 (d)....................      3,504,684
     365,000   Lafayette Parish, LA, Law Enforcement Dist. Special Bds., 6.10%, 03/01/00................        365,668
     275,000   Lafayette Parish, LA, Law Enforcement Dist. Special Bds., 6.20%, 03/01/01................        275,481
   1,000,000   Lake Charles Non-Profit Hsg. Dev. Corp. Mtg. Rev. Ref. Bds., Ser. `90A
                 and Ser. `90B, 7.875%, 02/15/25........................................................      1,001,130
     720,000   Louisiana Pub. Fac. Auth. Hosp. Rev. Ref. Bds., Ser. `93 (Gen. Hlth., Inc.
                 Prj.) (MBIA Insured), Ser. `89 A, 6.50%, 11/01/14......................................        721,390
   1,500,000   Louisiana Pub. Fac. Auth. Rev. Ref. Bds., Ser. `93 (Schwegmann Westside
                 Expressway, Inc. Prj.), 8.00%, 10/01/09 +..............................................      1,275,000

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At September 30, 1999
=======================================================================================================================
                                                                                                              VALUE
  PRINCIPAL                                                                                                  (NOTE 1)
  ---------                                                                                                  --------
                 MUNICIPAL BONDS - CONTINUED
               LOUISIANA - CONTINUED
$    350,000   Louisiana Pub. Fac. Auth. Supplemental Student Loan Rev. Demand Bds.,
                 (Statewide Prg.) Ser. `84C, 8.125%, 12/01/99...........................................   $    351,173
   1,000,000   Louisiana St., Gas & Fuels Tax, Rev. Bds., Ser. `90 A, 7.25%, 11/15/00...................      1,024,210
   1,000,000   Louisiana St., Gas & Fuels Tax, Rev. Bds., Ser. `90 A, 7.25%, 11/15/04...................      1,024,210
     335,000   New Orleans, LA, Hsg. Dev. Corp. First Lien Rev. Bds. (Tulane Ave. Prj.)
                 Ser. `79, 7.875%, 06/01/10.............................................................        335,630
   1,000,000   West Feliciana Parish, LA, Rev. Bds. (Pollution Control Rev. Gulf States),
                 5.80%, 12/01/15........................................................................        941,440
                                                                                                           ------------
                                                                                                             12,660,136
                                                                                                           ------------
               MARYLAND - (1.58%)
     700,000   Allegany Cnty., MD, IDR Bds. (Moran Manor Care Ctr.) Ser. `84,
                 12.45%, 02/01/27.......................................................................        814,219
      45,000   Maryland St. Cmnty. Dev. Admin. Sngl. Fam. Program Rev. Bds. (Dept. &
                 Econ. & Cmnty. Dev. Fifth Ser.), 7.70%, 04/01/15.......................................         45,072
     365,000   Maryland St. Ind'l. Dev. Fin. Auth. Economic Dev. Rev. Bds., Ser. `86
                 1-11, 7.125%, 07/01/06.................................................................        367,639
     475,000   Montgomery Cnty., MD, Econ. Dev. Rev. Bds. (Brink Reservoir Fac.)
                 Ser. `84, 10.375%, 12/15/14............................................................        483,346
     220,000   Montgomery Cnty., MD, Hsg. Opportunity Comm. Multifam. Mtg. Rev.
                 Bds., Ser. `88 A, 8.10%, 07/01/08......................................................        222,825
   2,275,000   Montgomery Cnty., MD, Hsg. Opportunity Comm. Multifam. Mtg. Rev.
                 Bds., Ser. `88 A, 8.25%, 07/01/19......................................................      2,306,532
   2,685,000   Upper Potomac River Comm., MD, PCR Bds., Westvaco Corp. Prj.,
                 9.125%, 08/01/15.......................................................................      2,798,307
                                                                                                           ------------
                                                                                                              7,037,940
                                                                                                           ------------
               MASSACHUSETTS - (2.61%)
     250,000   Lawrence, MA, IDR Bds., (New Balance Realty Trust Prj.), 10.00%,
                 10/01/03...............................................................................        251,128
     185,000   Massachusetts Educ. Loan Auth., Educ. Loan Rev. Bds., Issue D, Ser. `89A,
                 7.65%, 01/01/07........................................................................        189,083
     125,000   Massachusetts Hlth. & Educational Fac. Auth. Rev. Bds. (New England
                 School of Law), 8.30%, 07/01/03........................................................        125,428
     125,000   Massachusetts Hlth. & Educational Fac. Auth. Rev. Bds. (New England
                 School of Law), 8.30%, 07/01/04........................................................        125,428
     300,000   Massachusetts State G.O., 10.50%, 08/01/03...............................................        301,614
     160,000   Massachusetts State G.O., 9.75%, 09/01/03................................................        160,763
   1,705,000   Massachusetts State Hlth. & Educational Fac. Auth. Rev. Bds.
                 (Brockton Hosp.), Ser. `87 B, 8.00%, 07/01/07..........................................      1,710,337
   1,930,000   Massachusetts State Hlth. & Educational Fac. Auth. Rev. Bds.
                 (Brockton Hosp.), Ser. `87 B, 8.10%, 07/01/13..........................................      1,936,118
   2,000,000   Massachusetts State Hlth. & Educational Fac. Auth. Rev. Bds.
                 (Care Group Issue) (MBIA Insured) Ser. A, 4.75%, 07/01/20..............................      1,694,820

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At September 30, 1999
=======================================================================================================================
                                                                                                              VALUE
  PRINCIPAL                                                                                                  (NOTE 1)
  ---------                                                                                                  --------
                 MUNICIPAL BONDS - CONTINUED
               MASSACHUSETTS - CONTINUED
$    180,000   Massachusetts State, Ind. Fin. Agy., Rev. Ref. Bds., (Provider Lease
                 Program) Ser. `89A, 8.75%, 07/15/09....................................................   $    180,299
   3,855,000   Rail Connections, Inc. MA Rev. Bds. Cap. Appreciation (Rte. 128 Pkg.)
                 Ser. B, Zero Cpn., 07/01/23 (d)........................................................        789,234
   4,000,000   Rail Connections, Inc. MA Rev. Bds. Cap. Appreciation (Rte. 128 Pkg.)
                 Ser. B, Zero Cpn., 07/01/24 (d)........................................................        766,040
   4,140,000   Rail Connections, Inc. MA Rev. Bds. Cap. Appreciation (Rte. 128 Pkg.)
                 Ser. B, Zero Cpn., 07/01/25 (d)........................................................        739,777
   4,195,000   Rail Connections, Inc. MA Rev. Bds. Cap. Appreciation (Rte. 128 Pkg.)
                 Ser. B, Zero Cpn., 07/01/26 (d)........................................................        701,152
   4,430,000   Rail Connections, Inc. MA Rev. Bds. Cap. Appreciation (Rte. 128 Pkg.)
                 Ser. B, Zero Cpn., 07/01/27 (d)........................................................        692,542
   4,495,000   Rail Connections, Inc. MA Rev. Bds. Cap. Appreciation (Rte. 128 Pkg.)
                 Ser. B, Zero Cpn., 07/01/28 (d)........................................................        655,416
   4,640,000   Rail Connections, Inc. MA Rev. Bds. Cap. Appreciation (Rte. 128 Pkg.)
                 Ser. B, Zero Cpn., 07/01/29 (d)........................................................        632,710
                                                                                                           ------------
                                                                                                             11,651,889
                                                                                                           ------------
               MICHIGAN - (1.43%)
     100,000   Cnty. of Oakland, State of Michigan Bds., Clinton-Oakland Sys., Paint
                 Creek Inceptor Sewage Disposal Bds., 7.00%, 05/01/01...................................        102,253
   1,090,000   The Econ. Dev. Corp. of the City of Westland, MI, Contract Sec'd. Rev. Bds.
                 (Weyerhauser Co. Contract Rev.), 9.80%, 12/01/00.......................................      1,097,412
     310,000   Kentwood, MI, Econ. Dev. Corp. Rev. Bds. (Hanover-Kent, Inc. - K-Mart
                 Corp.), 7.85%, 09/01/01................................................................        311,280
     570,000   Michigan Muni Bd. Auth. Local Gov't Loan Prg. Rev. Ref. Bds.,
                 Ser. `92 A, 8.625%, 11/01/16...........................................................        577,592
     600,000   Michigan State Strategic Fd. Ltd. Oblig. Rev. Bds. (NSF International Prj.)
                 Ser. `97A, 5.75%, 08/01/19.............................................................        581,334
     975,000   Michigan State Strategic Fd. Ltd. Oblig. Rev. Bds. (St. John-Bon Secours
                 Cont. Care) Ser. `87, 7.90%, 11/15/16..................................................        978,968
     500,000   Michigan State Strategic Fd. Ltd. Oblig. Rev. Ref. Bds. (Welch Foods Inc.)
                 Ser. `91, 6.75%, 07/01/01..............................................................        508,560
   1,000,000   Michigan State Strategic Fd. Ltd. Oblig. Rev. Ref. Bds. (Detroit Edison Co.)
                 Ser. `91, 6.95%, 09/01/21..............................................................      1,058,070
   1,000,000   Michigan State Strategic Fd. Ltd. Oblig. Rev. Ref. Bds. (Detroit Edison Co.)
                 Ser. `91, 6.875%, 12/01/21.............................................................      1,060,310
     100,000   River Dist., MI, Community Hosp. Auth. Hosp. Rev. Ref. Bds., Ser. `89,
                 7.40%, 05/01/01........................................................................        100,132
                                                                                                           ------------
                                                                                                              6,375,911
                                                                                                           ------------
               MINNESOTA - (0.26%)
     100,000   Hutchinson, MN, Bank Rev. Bds., Ser. `90, 6.70%, 02/01/01................................        100,767
     285,000   Minneapolis, MN, Community Dev. Agy. Rev. Bds. (River Bluff Prj.),
                 11.375%, 06/01/09......................................................................        291,623

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At September 30, 1999
=======================================================================================================================
                                                                                                              VALUE
  PRINCIPAL                                                                                                  (NOTE 1)
  ---------                                                                                                  --------
                 MUNICIPAL BONDS - CONTINUED
               MINNESOTA - CONTINUED
$    250,000   Minneapolis, MN, Community Dev. Agy. Rev. Bds. (West Bank
                 Homes Prj.), 11.75%, 10/01/08..........................................................   $    261,168
     250,000   The Port Auth. of the City of Saint Paul, MN, IDR, Ser. `84-N, Sunwood
                 Inn/Bandana Square Ltd., 10.00%, 12/01/14..............................................        254,853
     235,000   The Port Auth. of the City of Saint Paul, MN, IDR, Ser. K, Jackson Str.
                 Shops Ltd., 9.50%, 12/01/14............................................................        241,700
                                                                                                           ------------
                                                                                                              1,150,111
                                                                                                           ------------
               MISSISSIPPI - (1.91%)
   1,500,000   Amory, MS, Dock & Wharf Rev. Bds. (Weyerhauser Co. Prj.), 9.50%,
                 09/01/00...............................................................................      1,516,125
   1,945,000   Clarksdale, MS, Ind. Rev. Bds. (Bah Pptys./Archer-Daniel's), 11.75%,
                 06/01/11...............................................................................      1,956,087
     200,000   Hinds Cmnty. College Dist., MS, Ctfs. of Participation (Conference &
                 Training Ctr. Prj.) Ser. `94, 6.50%, 09/01/14..........................................        204,108
   1,590,000   Mississippi Bus. Fin. Corp. MS Poll. Ctl. Rev. Bds. (Energy Res. Inc. Prj.)
                 5.90%, 05/01/22........................................................................      1,471,545
  10,105,000   Mississippi Home Corp. Residual Rev. Bds., Cap. Appreciation, Ser. I `92,
                 Zero Cpn., 09/15/16 (d)................................................................      3,353,142
                                                                                                           ------------
                                                                                                              8,501,007
                                                                                                           ------------
               MISSOURI - (0.61%)
     250,000   The IDA of the City Of West Plains, MO, IDR Ref. Bds. (Beatrice Cos., Inc.
                 Prj.) Ser. `84, 8.75%, 08/01/07........................................................        250,693
     200,000   Jefferson Cnty., MO, Reorg.  School Dist. No. R3 Unlimited G.O., 6.60%,
                 03/01/03...............................................................................        200,440
     150,000   Kansas City, MO, Ind. Dev. Auth. Econ. Dev. Rev. Ref. Bds. (Encore
                 Nursing Ctr. Ltd.), 8.00%, 12/01/02....................................................        155,853
     210,000   Missouri Hsg. Dev. Commission, Hsg. Dev. Bds. (Federally Insured Mtg.
                 Loans) Ser. July 1, 1975, 8.00%, 07/01/17..............................................        212,927
     125,000   Missouri School Bds. Association Ctfs. (Partner Pool) Ser. A, 7.375%,
                 03/01/06...............................................................................        126,303
     665,000   Missouri St. Hsg. Dev. Comm. Mtg. Rev. Ref. Bds., `91 Ser. B, Zero Cpn.,
                 09/01/12 (d)...........................................................................        267,483
     450,000   Missouri St. Hsg. Dev. Comm. Rev. Bds., Ser. `79, 7.00%, 09/15/22........................        456,966
     420,000   Missouri St. Hsg. Dev. Comm., Sngl. Fam. Mtg. Rev. Bds. (FHA/VA/
                 Private Mtgs. Insured) Ser. `85, 9.375%, 04/01/16......................................        429,332
   1,500,000   St. Louis, MO, Mun. Fin. Corp. Leasehold Rev. Ref. Bds., Ser. A,
                 Zero Cpn., 07/15/14 (d)................................................................        600,720
                                                                                                           ------------
                                                                                                              2,700,717
                                                                                                           ------------
               MONTANA - (2.97%)
   5,110,000   Forsyth, MT, Pollution Control Rev. Ref. Bds., (Washington Wtr. Pwr. Prj.)
                 Ser. `89 (MBIA Insured), 7.125%, 12/01/13..............................................      5,240,509

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At September 30, 1999
=======================================================================================================================
                                                                                                              VALUE
  PRINCIPAL                                                                                                  (NOTE 1)
  ---------                                                                                                  --------
                 MUNICIPAL BONDS - CONTINUED
               MONTANA - CONTINUED
$  4,900,000   Lewis & Clark Cnty., MT, Environmental Facs. Rev. Bds. (Asarco Inc. Prj.)
                 Ser. `98, 5.85%, 10/01/33..............................................................   $  4,549,993
   3,250,000   Montana St. Brd. Invt. Workers Comp. Prog. Rev. Ref.  Bds. MBIA Insured
                 Ser. `91, 6.875%, 06/01/20.............................................................      3,450,785
                                                                                                           ------------
                                                                                                             13,241,287
                                                                                                           ------------
               NEBRASKA - (0.14%)
   1,700,000   Nebraska Higher Educ. Loan Prg. Capital Appreciation Rev. Bds.,
                 Ser. `89 A, Zero Cpn., 12/15/15 (d)....................................................        608,362
                                                                                                           ------------

               NEVADA - (0.88%)
   1,250,000   Clark Cnty., NV, IDR (Nevada  Pwr. Co. Prj.) Ser. `97A, 5.90%,
                 11/01/32...............................................................................      1,175,638
   2,000,000   Clark Cnty., NV, Pollution Ctl. Rev. Ref. Bds. (Southern CA Edison Prj.)
                 Ser. A, 7.125%, 06/01/09...............................................................      2,093,220
     500,000   State Of Nevada Muni Bd. Bank Prj. No. 18 & 19, 8.40%, 09/01/01..........................        538,620
     105,000   State Of Nevada Muni Bd. Bank Prj. No. 18 & 19, 8.50%, 09/01/05..........................        107,062
                                                                                                           ------------
                                                                                                              3,914,540
                                                                                                           ------------
               NEW HAMPSHIRE - (3.49%)
  10,000,000   Manchester, NH, Gen. Airport Rev. Bds., (MBIA Insured)  Ser. `A,
                 4.50%, 01/01/28........................................................................      7,723,800
     500,000   New Hampshire Higher Educ. & Hlth. Fac. Auth. Rev. Bds. (NH Catholic
                 Charities Issue) Ser. `91, 8.40%, 08/01/11.............................................        550,090
     925,000   New Hampshire St. Hsg. Fin. Auth. Sngl. Fam. Mtg. Rev. Bds.
                 (FHA/VA Insured)  Ser. B, 6.05%, 07/01/25..............................................        932,030
   2,225,000   New Hampshire St. IDA PCR Ref. Bds. (Pub. Svc. Co. of New Hampshire
                 Prj.) `91 Ser. C, 7.65%, 05/01/21......................................................      2,308,104
   3,950,000   New Hampshire St. IDA Rev. Bds. (Pollution Ctl. - Connecticut Lt. Prj.)
                 Ser. `89, 7.375%, 12/01/19.............................................................      4,048,592
                                                                                                           ------------
                                                                                                             15,562,616
                                                                                                           ------------
               NEW JERSEY - (0.91%)
   1,350,000   New Jersey Econ. Dev. Auth., Econ. Dev. Rev. Bds. (Borg - Warner - Baker
                 Protective Svcs. Prj.) Ser. `83, 9.95%, 12/01/03.......................................      1,359,059
   1,000,000   New Jersey Econ. Dev. Auth., Econ. Dev. Rev. Ref. Bds. (Holt Hauling &
                 Warehousing) Ser. G, 8.40%, 12/15/15...................................................      1,060,850
     205,000   New Jersey Econ. Dev. Auth., Econ. Dev. Sr. Rev. Bds. (Lakewood of
                 Voorhees FHA Insured Prj.) Ser. A, 8.875%, 01/15/20....................................        221,213
     200,000   New Jersey Hlth. Care Fac. Fin. Auth. Rev. Bds. (Muhlenberg Reg'l. Med.
                 Ctr.) Ser. `88 B, 7.60%, 07/01/02......................................................        202,596
     605,000   New Jersey Hlth. Care Fac. Fin. Auth. Rev. Bds. (Muhlenberg Reg'l. Med.
                 Ctr.) Ser. `88 B, 8.00%, 07/01/18......................................................        612,974

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At September 30, 1999
=======================================================================================================================
                                                                                                              VALUE
  PRINCIPAL                                                                                                  (NOTE 1)
  ---------                                                                                                  --------
                 MUNICIPAL BONDS - CONTINUED
               NEW JERSEY - CONTINUED
$    590,000   New Jersey Hlth. Care Fac. Rev. Bds. (Muhlenberg Reg'l. Med. Ctr.) (MBIA
                 Insured) Ser. `88, 8.00%, 07/01/18.....................................................   $    597,776
                                                                                                           ------------
                                                                                                              4,054,468
                                                                                                           ------------
               NEW MEXICO - (0.71%)
     120,000   City of Albuquerque, NM, Hlth. Care Sys. Rev. Bds. (Lovelace Medical
                 Foundation Prj.), 12.00%, 03/01/11.....................................................        120,743
   2,970,000   Gallup, NM, Pollution Control Rev. Ref Bds., (Plains Elec. Generation Prj.)
                 (MBIA Insured), 6.65%, 08/15/17........................................................      3,061,654
                                                                                                           ------------
                                                                                                              3,182,397
                                                                                                           ------------
               NEW YORK - (6.23%)
     300,000   Battery Park City Auth., POD III Hsg. Rev. Bds., Ser. `84 (FHA-Insured
                 Mtg.), 10.00%, 06/01/23................................................................        303,591
     280,000   New York City, Ser. `90 I, FGIC Insured Bds., 7.25%, 08/15/14............................        287,762
     200,000   New York State Dorm Auth., Rev. Ref. Bds., (Rochester Inst. Tech.)
                 Ser. `97, 5.30%, 07/01/17..............................................................        191,078
   4,250,000   New York State Energy Research & Dev. Auth., Elec. Fac. Rev. Bds.
                 (Edison Co. Prj.) Ser. `91, 7.50%, 01/01/26............................................      4,325,523
   1,000,000   New York State Local Gov. Assistance Corp., Rev. Ref. Bds., Ser. `98 A,
                 4.375%, 04/01/18.......................................................................        819,870
   2,350,000   New York State Med. Care Fac. Fin. Agy. FGIC Insured Bds., (St. Francis
                 Hosp. Prj.), Ser. `88, 7.60%, 11/01/08.................................................      2,403,933
   2,000,000   New York State Med. Care Fac. Fin. Agy. Rev. Bds. (Beth Israel Med.
                 Ctr.-A) (MBIA Insured), Ser. `89, 7.40%, 11/01/04......................................      2,045,560
     700,000   New York State Med. Care Fac. Fin. Agy. Rev. Bds., Long Term-Hlth. Care,
                 Ser. `89 B, 7.375%, 11/01/11...........................................................        715,848
   1,010,000   New York State Med. Care Fac. Fin. Agy. Rev. Ref. Bds., Mental Hlth.
                 Svcs. Fac., Ser. `87 A, 8.875%, 08/15/07...............................................      1,013,838
   1,755,000   New York State Mtg. Agy. Rev. Bds., (Homeownership Mtg. - Ser. HH-2)
                 (FHA/Priv. Mtgs. Insured) Ser. `88, 7.85%, 04/01/22....................................      1,792,575
     100,000   Onondaga Cnty., NY, Ind'l. Dev. Agy. Ind'l. Dev. Rev. Bds. (Sysco Frosted
                 Foods Inc.) Ser. `83, 7.75%, 04/01/03..................................................        101,803
     400,000   Otsego Cnty., NY, Ind'l. Dev. Agy. Civic Agy. Rev. Bds. (Bassett Hlth.
                 Care Prj.) Ser. `98 A, 5.35%, 11/01/20.................................................        379,356
   5,000,000   Port Auth NY & NJ Rev. Bds. (Cons.-Seventy-Second) Ser. `92, 7.35%,
                 10/01/27...............................................................................      5,437,650
   7,000,000   Port Auth NY & NJ Rev. Bds. (Cons.-Sixty-Ninth) Ser. `90, 7.125%,
                 06/01/25...............................................................................      7,204,750
     300,000   Port Jervis, NY, IDA, Mercy Community Hosp. Rev. Bds., (Franciscan Hlth.
                 Partnership) Ser. `97, 5.10%, 11/01/07.................................................        291,552
     470,000   Port Jervis, NY, IDA, Mercy Community Hosp. Rev. Bds., (Franciscan Hlth.
                 Partnership) Ser. `97, 5.20%, 11/01/08.................................................        456,304
                                                                                                           ------------
                                                                                                             27,770,993
                                                                                                           ------------

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At September 30, 1999
=======================================================================================================================
                                                                                                              VALUE
  PRINCIPAL                                                                                                  (NOTE 1)
  ---------                                                                                                  --------
                 MUNICIPAL BONDS - CONTINUED
               NORTH CAROLINA - (1.20%)
$    500,000   Brevard, NC, Hsg. Auth. 1st Mtg. Rev. Bds. (Ascend Healthcare, Inc. Prj.),
                 Ser. `98A, 7.50%, 03/01/28.............................................................   $    464,345
     500,000   Charlotte, NC, Hsg. Auth. 1st Mtg. Rev. Bds. (Ascend Healthcare, Inc. Prj.),
                 Ser. `98A, 7.50%, 03/01/28.............................................................        464,345
   3,000,000   North Carolina Eastern Mun. Pwr. Agy. Pwr. Sys. Rev. Ref. Bds.,
                 Ser. B, 5.70%, 01/01/17................................................................      2,803,560
     200,000   North Carolina Med. Care Comm. Hosp. Rev. Ref. Bds. (Moore Memorial
                 Hosp. Prj.), 9.10%, 10/01/99...........................................................        200,028
     900,000   North Carolina Mun. Pwr. Agy. No. 1 Catawba Elec. Rev. Bds., Ser. `90,
                 6.50%, 01/01/10........................................................................        923,373
     500,000   Piedmont Hlth. Dev. Auth., Inc., 1st Mtg. Ref. Rev. Bds. (Nash Grove
                 Manor Inc. Fac., Nashville, North Carolina) Ser. `93A, 8.00%, 01/01/13.................        508,655
                                                                                                           ------------
                                                                                                              5,364,306
                                                                                                           ------------
               NORTH DAKOTA - (0.24%)
     900,000   Ward Cnty., ND, Hlth Care Fac. Rev. Bds. (St. Joseph's Hosp. Corp. Prj.)
                 Ser. `94, 8.875%, 11/15/14.............................................................      1,079,847
                                                                                                           ------------
               OHIO - (3.53%)
     500,000   Cleveland, OH, Waterworks Rev. Bds., Ser. A, 6.125%, 01/01/08............................        502,585
   2,700,000   Cnty. of Belmont, Ohio Hlth. Sys. Rev. and Ref. Bds. (East Ohio Reg'l
                 Hosp. Issue), 5.80%, 01/01/18..........................................................      2,448,549
     850,000   Hamilton Cnty., OH Hosp. Fac. Auth. Rev. Bds. (Unrefunded Balance)
                 Ser. `86, 7.00%, 01/01/09..............................................................        856,018
     680,000   Hamilton Cnty., OH Hosp. Fac. Auth. Rev. Bds. (Unrefunded Balance)
                 (MBIA Insured - IBC) Ser. `86, 7.00%, 01/01/09.........................................        684,903
     440,000   Hamilton Cnty., OH Hosp. Fac. Auth. Rev. Bds. (Unrefunded Balance)
                 (MBIA Insured) Ser. `86, 7.00%, 01/01/09...............................................        443,172
     305,000   Lakewood, Ohio Hosp. Impt. Rev. Ref. Bds. (Lakewood Hosp. ) Ser. One,
                 6.00%, 02/15/10........................................................................        305,497
   2,000,000   Mahoning Valley Sanitary Dist. (Ohio) Wtr. Rev. Bds., Ser. `94,
                 7.75%, 05/15/19........................................................................      2,133,400
     515,000   Montgomery Cnty., OH, Hosp. Rev. Ref. Bds. (Kettering Med. Ctr.)
                 Ser. `89, 7.40%, 04/01/09..............................................................        526,665
     470,000   Ohio Hsg. Fin. Agy. Sngl. Fam. Mtg. Rev. Bds. Cap. Appreciation,
                 Ser. `85 A, Zero Cpn., 01/15/15 (d)....................................................        107,560
   7,500,000   Ohio St. Air Quality Dev. Auth. Rev. Ref. Bds. (Pollution Ctl./Ohio
                 Edison) Ser. `90, 7.45%, 03/01/16......................................................      7,744,650
                                                                                                           ------------
                                                                                                             15,752,999
                                                                                                           ------------
               OKLAHOMA - (1.27%)
     530,000   Oklahoma Dev. Fin. Auth. Rev. Ref. Bds. (Hillcrest Hlth. Sys.) Ser. A,
                 5.625%, 08/15/19.......................................................................        479,714
  12,000,000   Oklahoma Hsg. Fin. Agy. Sngl. Fam. Mtg. Rev. Bds. Cap. Appreciation,
                 Ser. A-1, Zero Cpn., 03/01/29 (d)......................................................      2,066,160

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At September 30, 1999
=======================================================================================================================
                                                                                                              VALUE
  PRINCIPAL                                                                                                  (NOTE 1)
  ---------                                                                                                  --------
                 MUNICIPAL BONDS - CONTINUED
               OKLAHOMA - CONTINUED
$  5,000,000   Oklahoma Hsg. Fin. Agy. Sngl. Fam. Mtg. Rev. Bds. Cap. Appreciation,
                 Ser. B-1, Zero Cpn., 03/01/29 (d)......................................................   $    829,550
   6,185,000   Oklahoma Hsg. Fin. Agy. Sngl. Fam. Mtg. Rev. Bds. Cap. Appreciation,
                 Ser. D-1, Zero Cpn., 03/01/29 (d)......................................................      1,052,873
     200,000   Oklahoma St. Ind. Auth. Rev. Bds. (Hlth. Sys./Baptist Ctr.) Ser. `95C,
                 7.00%, 08/15/03........................................................................        216,772
   1,000,000   Southeastern, OK,  Ind. Auth. OK Rev. Bds. (Pollution Ctl./Weyerhauser
                 Co. Prj.) Ser. `85, 9.85%, 02/01/00....................................................      1,016,670
                                                                                                           ------------
                                                                                                              5,661,739
                                                                                                           ------------
               PENNSYLVANIA - (3.72%)
   2,835,000   Beaver Cnty., PA, IDA PCR Bds. (J&L Specialty Steel-formerly known
                 as Colt Ind. Prj.) Ser. 19, 7.00%, 06/01/08............................................      2,904,741
   2,360,000   Berks Cnty., PA, IDA (Supermarkets General Corp. Prj.), 10.50%, 11/01/03.................      2,440,240
     500,000   Clarion Cnty., PA, Ind. Dev. Auth. Rev. Bds., Ser. `80 (Beverly
                 Enterprises Inc.) 5.875%, 05/01/07.....................................................        478,745
     400,000   Columbia Cnty. IDA, Columbia Cnty., PA, 1st Mtg. Rev. Bds., Ser. `86
                 (Orangeville Nursing Ctr. Associates Prj.), 9.00%, 12/01/12............................        400,000
   1,000,000   Delaware Cnty., PA, Auth. Hlth. Sys. Rev. Bds. (Catholic Hlth. East)
                 Ser. `98, 4.875%, 11/15/18.............................................................        868,860
   2,210,000    Erie, PA, Cap. Appreciation, Unlimited G.O., Ser. B, Zero Cpn.,
                 11/15/12 (d)...........................................................................      1,069,110
     665,000   Luzerne Cnty., PA, Hsg. Corp. Rev. Bds., 8.125%, 12/01/08................................        666,337
     200,000   McKean Cnty., PA, Ind. Dev. Auth. Rev. Bds., Ser. `80 (Corning Glass
                 Wks. Prj.), 7.75%, 06/01/05............................................................        200,858
     920,000   Mercer Cnty., PA, IDA, Gumberg Assoc. - Pine Grove Square, The Kroger
                 Co., Ind. Dev. 1st Mtg. Rev. Bds., 13.00%, 06/01/07....................................        949,173
   1,000,000   Pennsylvania Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bds.,
                 (USG Corp. Prj.) 6.00%, 06/01/31.......................................................        960,940
      45,000   Pennsylvania Hsg. Fin. Agy. Moderate Rehab. Rev. Bds., 9.00%, 08/01/01...................         45,512
  11,000,000   Pennsylvania Hsg. Fin. Agy. Sngl. Fam. Mtg. Rev. Bds., Ser. 63 A,
                 Zero Cpn., 04/01/30 (d)................................................................      1,801,690
      75,000   Philadelphia, PA, Redev. Auth. Home Improvement Loan Rev. Bds.,
                 Ser. `86 A, 7.375%, 06/01/03...........................................................         75,616
     860,000   Philadelphia, PA, Wtr. & Swr. Rev. Ref. Bds. (MBIA Insured) 15th Ser.,
                 6.875%, 10/01/06.......................................................................        877,269
     220,000   Pittsburgh & Allegheny Cnty., PA, Pub. & Auth. Rev. Bds. Ser. `78,
                 6.50%, 12/01/07........................................................................        220,464
      45,000   Pittsburgh, PA, Urban Redevelopment Auth. Home Improvement Loan,
                 Rev. Bds., Ser. `87 A, 7.125%, 08/01/04................................................         45,783
   5,000,000   Pittsburgh, PA, Wtr. & Swr. Auth. Wtr. & Swr. Sys. 1st Lien Rev.
                 Bds. Cap. Appreciation, Ser. B, Zero Cpn., 09/01/28 (d)................................        890,800
     750,000   Sayre, PA, Hlth. Care Facs. Auth. Rev. Bds. (VHA-Cap. Asset)
                 (MBIA Insured) Ser. `85C, 7.70%, 12/01/15..............................................        769,275

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At September 30, 1999
=======================================================================================================================
                                                                                                              VALUE
  PRINCIPAL                                                                                                  (NOTE 1)
  ---------                                                                                                  --------
                 MUNICIPAL BONDS - CONTINUED
               PENNSYLVANIA - CONTINUED
$    750,000   Sharon, PA, Reg'l. Hlth. Sys. Auth. Hlth. Sys. Rev. Bds., (Sharon Reg'l.
                 Hlth. Sys.) (MBIA Insured)  Ser. `98, 5.00%, 12/01/18..................................   $    667,538
     250,000   Warren Cnty., PA, IDA Specialized Dev. Rev. Ref. Bds. (Beverly
                 Enterprises - Pennsylvania, Inc. Prj.) Ser. `91, 9.00%, 11/01/12.......................        268,168
                                                                                                           ------------
                                                                                                             16,601,119
                                                                                                           ------------
               PUERTO RICO - (0.34%)
     780,000   Puerto Rico Commonwealth Infrastructure Fin. Auth. Special Bds.,
                 Unrefunded, Ser. `88 A, 7.75%, 07/01/08................................................        790,023
     720,000   Puerto Rico Ind. Med. & Environmental PCR Fac. Fin. Auth. Rev. Bds.,
                 (Abbott Chemical Inc. Prj.), 6.50%, 07/01/09...........................................        741,744
                                                                                                           ------------
                                                                                                              1,531,767
                                                                                                           ------------
               SOUTH CAROLINA - (1.81%)
     380,000   Certificates of Participation, Ser. `90A, South Carolina School Financing
                 Corp. (School Dist. No. 2 of Sumter Cnty., SC Prj.), 8.125%, 04/01/10..................        391,902
     100,000   Clemson Univ., SC, Ctfs. of Participation, Ser. `86, 6.90%, 12/01/07.....................        100,245
   5,165,000   Piedmont Mun. Pwr. Agy., SC, Elect. Rev. Ref. Bds., Ser. A,
                 5.00%, 01/01/14........................................................................      4,776,954
   1,055,000   Piedmont Mun. Pwr. Agy., SC, Elect. Rev. Ref. Bds., Ser. A,
                 6.55%, 01/01/26........................................................................      1,055,222
   1,075,000   South Carolina St. Ports Auth. Ports. Rev. Ref. Bds., 6.625%, 07/01/11...................      1,139,070
     595,000   South Carolina St. Ports Auth. Ports. Rev. Ref. Bds., 6.75%, 07/01/21....................        631,706
                                                                                                           ------------
                                                                                                              8,095,099
                                                                                                           ------------
               SOUTH DAKOTA - (0.06%)
     250,000   Aberdeen, SD, Unlimited G.O., Rev. Ref. Bds., (MBIA Insured) Ser. `87,
                 6.90%, 07/01/04........................................................................        251,838
                                                                                                           ------------
               TENNESSEE - (0.59%)
     285,000   Dover, TN, Hlth. & Educ. Fac., IDR (Wessex Corp. Dover Prj.), 9.50%,
                 09/01/11...............................................................................        285,618
     154,905   Dyer Cnty., TN, Ind. Dev. Brd. IDR Bds. (S.S. Kresge Co. - K-Mart Corp.),
                 8.10%, 11/01/00........................................................................        155,066
     500,000   The Hlth. & Educational Fac. Auth. of the City of Crossville, TN, 1st Mtg.
                 Ref. Rev. Bds. (Country Place Hlth. Care Ctr., Inc. Prj.) Ser. `96 A,
                 7.75%, 06/01/13........................................................................        522,865
   1,040,000   Lewisburg, TN, IDR Bds. (Mead Corp. Prj.), 7.875%, 02/01/00..............................      1,066,936
     145,000   McMinn Cnty., TN, Ind. Dev. Brd. Rev. Bds., (S.S. Kresge Co.), 8.00%,
                 11/01/00...............................................................................        145,199
     430,000   New Tazewell, TN, Hlth. Educational & Hsg. Fac. Brd. IDR Bds. (Wessex
                 Corp. New Tazewell Prj.) Ser. `87, 10.00%, 06/01/17....................................        431,277
      20,000   Tennessee Hsg. Dev. Agy. Rev. Bds., (Homeownership Prog. - S)
                 (MBIA Insured) Ser. `90, 7.625%, 07/01/22..............................................         20,822
                                                                                                           ------------
                                                                                                              2,627,783
                                                                                                           ------------

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At September 30, 1999
=======================================================================================================================
                                                                                                              VALUE
  PRINCIPAL                                                                                                  (NOTE 1)
  ---------                                                                                                  --------
                 MUNICIPAL BONDS - CONTINUED
               TEXAS - (8.38%)
$  8,025,000   Austin, TX, Hsg. Fin. Corp., Sngl. Fam. Mtg. Rev. Bds., Ser. `84,
                 Zero Cpn., 02/01/16 (d)................................................................   $    718,077
   6,305,000   Bexar, TX, Metro. Wtr. Dist. Waterworks  Sys. Rev. Bds., Cap.
                 Appreciation, (MBIA Insured), Zero Cpn., 05/01/32 (d)..................................        866,811
   6,305,000   Bexar, TX, Metro. Wtr. Dist. Waterworks  Sys. Rev. Bds., Cap.
                 Appreciation, (MBIA Insured), Zero Cpn., 05/01/34 (d)..................................        766,373
   1,000,000   Brazos River Auth., TX, Rev. Ref. Bds. (FGIC Insured)  (Houston Light &
                 Power) Ser. B, 7.20%, 12/01/18.........................................................      1,025,710
   1,005,000   Coastal Wtr. Auth. TX Wtr. Rev. Ref. Bds., 6.25%, 12/15/17...............................      1,048,587
     370,000   Coastal Wtr. Auth. TX Wtr. Rev. Ref. Bds. (FGIC Insured), Ser. `86 A,
                 7.50%, 12/15/16........................................................................        374,681
   5,205,000   Coppell, TX, Independent School Dist. Cap. Appreciation Ref. Bds.,
                 Unlimited G.O.,  Zero Cpn., 08/15/16 (d)...............................................      1,925,694
   5,205,000   Coppell, TX, Independent School Dist. Cap. Appreciation Ref. Bds.,
                 Unlimited G.O.,  Zero Cpn., 08/15/17 (d)...............................................      1,806,083
   5,205,000   Coppell, TX, Independent School Dist. Cap. Appreciation Ref. Bds.,
                 Unlimited G.O.,  Zero Cpn., 08/15/18 (d)...............................................      1,689,803
   5,200,000   Coppell, TX, Independent School Dist. Cap. Appreciation Ref. Bds.,
                 Unlimited G.O.,  Zero Cpn., 08/15/19 (d)...............................................      1,584,388
     625,000   Dallas Cnty., TX, Utility & Reclamation Dist. Rev. Ref. Bds., Cap.
                 Appreciation (MBIA Insured) Ser. `93, Zero Cpn., 02/15/14 (d)..........................        272,425
   2,000,000   Gulf Coast Waste Disp. Auth. Rev. Bds. (TX Waste Disp.-Valero Energy
                 Corp. Prj.) Ser. `98, 5.60%, 04/01/32..................................................      1,790,980
   1,000,000   Gulf Coast Waste Disp. Auth. Rev. Bds. (TX Waste Disp.-Valero Energy
                 Corp. Prj.) Ser. `99, 5.70%, 04/01/32..................................................        907,630
  11,185,000   Harris Cnty., Houston, TX, Sports Auth. Sp., Jr. Lien Rev. Bds., Cap.
                 Appreciation (MBIA Insured) Ser. `98 B, Zero Cpn., 11/15/18 (d)........................      3,577,522
     300,000   Houston, TX, Hsg. Fin. Corp. Sngl. Fam. Mtg. Rev. Ref. Bds., Ser. A-1,
                 8.00%, 06/01/14........................................................................        307,056
  10,000,000   Houston, TX, Independent School Dist. Cap. Appreciation Ref. Bds.,
                 Unlimited G.O.,  Zero Cpn., 02/15/13 (d)...............................................      4,648,600
   2,700,000   Matagorda Cnty., TX, NA Dist. No. 1 Poll. Ctl. Rev. Bds. (Central Power
                 & Light) Ser. `84, 7.50%, 12/15/14.....................................................      2,798,226
     500,000   Matagorda Cnty., TX, NA Dist. No. 1, Rev. Ref. Bds., (Houston Ind'l. Inc.,
                 Prj.) (MBIA Insured) Ser. `98 A, 5.25%, 11/01/29 (c)...................................        444,230
   2,000,000   Matagorda Cnty., TX, NA Dist. No. 1, Rev. Ref. Bds., (Houston Lighting
                 & Power Co,) (FGIC Insured)  7.20%, 12/01/18...........................................      2,049,980

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At September 30, 1999
=======================================================================================================================
                                                                                                              VALUE
  PRINCIPAL                                                                                                  (NOTE 1)
  ---------                                                                                                  --------
                 MUNICIPAL BONDS - CONTINUED
               TEXAS - CONTINUED
$    720,000   Red River Auth. TX Ind. Dev. Ref. Bds. (Cargill Inc. Prj.), 7.90%,
                 04/01/07...............................................................................   $    735,926
   1,000,000   Richardson, TX, Hosp. Auth. Hosp. Rev. Ref. Bds., (Baylor/Richardson)
                 Ser. `98, 5.625%, 12/01/28.............................................................        879,060
   1,250,000   San Antonio, TX, Hlth. Fac. Dev. Corp. Econ. Dev. Rev. Ref. Bds.
                 (Encore Nursing Ctr.) Ser. `92, 8.25%, 12/01/19........................................      1,340,888
     140,000   Texas St. Higher Educ. Coordinating Brd., College Student Loan Rev. Bds.,
                 7.20%, 04/01/02........................................................................        147,256
   5,000,000   Texas St. Tax & Rev. Antic. Nts., Rev. Bds., Ser. A, 4.50%, 08/31/00.....................      5,035,900
     235,000   Texoma Hsg. Fin. Corp. TX Sngl. Fam. Mtg. Rev. Ref. Bds.
                 (GNMA/FNMA Mtg.-Backed Sec.Prg.) Ser. `97, 5.80%, 09/01/28.............................        227,412
     255,000   Tomball, TX, Independent School Dist. Cap. Appreciation Ref. Bds.,
                 Unlimited G.O. Prerefunded,  Zero Cpn., 02/15/13 (d)...................................        103,525
     745,000   Tomball, TX, Independent School Dist. Cap. Appreciation Ref. Bds.,
                 Unlimited G.O. Unrefunded,  Zero Cpn., 02/15/13 (d)....................................        296,950
                                                                                                           ------------
                                                                                                             37,369,773
               UTAH - (0.23%)
   1,000,000   Utah Hsg. Fin. Agy. Rev. Bds. (RHA Community Services of Utah,
                 Inc. Prj.) Ser. `97 A, 6.875%, 07/01/27................................................      1,011,925
                                                                                                           ------------
               VERMONT - (0.31%)
   1,390,000   Vermont Hsg. Fin. Agy. Multi-Fam. Hsg. Bds., `79 Ser. A, 8.50%,
                 02/15/21...............................................................................      1,393,642
                                                                                                           ------------
               VIRGINIA - (3.22%)
   1,000,000   Chesapeake, VA, Ind'l Dev. Auth. Nursing Home Rev. Bds. (Sentara Life
                 Care Corp. Prj.) Ser. `88, 7.875%, 11/01/08............................................      1,022,960
   4,000,000   Chesapeake, VA, Ind'l Dev. Auth. Nursing Home Rev. Bds. (Sentara Life
                 Care Corp. Prj.) Ser. `88, 8.00%, 11/01/18.............................................      4,092,240
     140,000   The IDA of Covington-Alleghany Cnty., VA, IDR Ref. Bds. (Beverly
                 Enterprises, Inc. Prj.) Ser. `91, 9.375%, 09/01/01.....................................        144,277
     110,000   Montgomery Cnty., VA, Rev. Bds., Ser. `87, 6.70%, 04/01/07...............................        111,338
   1,000,000   Norfolk, VA, Ind'l Dev. Auth. Nursing Home Rev. Bds. (Sentara Life
                 Care Corp. Prj.) Ser. `88, 7.875%, 11/01/08............................................      1,022,960
   2,000,000   Norfolk, VA, Ind'l Dev. Auth. Nursing Home Rev. Bds. (Sentara Life
                 Care Corp. Prj.) Ser. `88, 7.90%, 11/01/18.............................................      2,045,780
     500,000   Peninsula Ports Auth. VA, Hosp. Fac. Rev. Ref. Bds. (Whittaker Mem.
                 Hosp. Prj.) Ser. `87, 8.70%, 08/01/23..................................................        550,250

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At September 30, 1999
=======================================================================================================================
                                                                                                              VALUE
  PRINCIPAL                                                                                                  (NOTE 1)
  ---------                                                                                                  --------
                 MUNICIPAL BONDS - CONTINUED
               VIRGINIA - CONTINUED
$    400,000   Virginia St. Hsg. Dev. Auth. Commonwealth Mtg., 6.20%, 07/01/21..........................   $    404,560
     600,000   Virginia St. Hsg. Dev. Auth. Commonwealth Mtg., Ser. A,
                 7.10%, 01/01/17........................................................................        619,158
   1,000,000   Virginia St. Hsg. Dev. Auth. Commonwealth Mtg., Ser. A,
                 7.10%, 01/01/22........................................................................      1,028,180
   3,000,000   Virginia St. Hsg. Dev. Auth. Commonwealth Mtg., Ser. A,
                 7.10%, 01/01/25........................................................................      3,082,860
     215,000   Virginia St. Res. Auth. Wtr. & Swr. Sys. Rev. Bds. (Pooled Loan Prg.)
                 Ser. `97 A, 7.50%, 11/01/17............................................................        215,624
                                                                                                           ------------
                                                                                                             14,340,187
                                                                                                           ------------
               WASHINGTON - (1.57%)
     500,000   Chelan Cnty., WA, Pub. Utilities Dist. No. 1, Chelan Hydro Cons. Sys.
                 Rev. Bds.. Ser. `97 A, 5.60%, 07/01/32 (c).............................................        480,975
     400,000   King Cnty., WA, Unlimited G.O., Ser. A `78, 6.50%, 12/01/12..............................        400,816
   6,000,000   Spokane Cnty., WA, School Dist. No. 356 Cent. VY Tax Deferred Int.
                 Unlimited G.O., Ser. B, Zero Cpn., 12/01/17 (d)........................................      2,056,800
   2,000,000   Washington St. Hlth. Care Fac. Auth. Rev. Bds. (SW Washington Hosp.
                 Vancouver)  Ser. `89, 7.125%, 10/01/19.................................................      2,044,540
   2,300,000   Washington St. Hsg. Fin. Comm. Nonprofit Hsg. Rev. Bds. (Seattle Univ.
                 Auxiliary Svcs. Prj.) Ser. `98, 5.30%, 07/01/31........................................      2,031,222
                                                                                                           ------------
                                                                                                              7,014,353
                                                                                                           ------------
               WEST VIRGINIA - (2.40%)
     375,000   Beverly, WV, Hsg. Corp. Mtg. Rev. Bds., Ser. `81 (Beverly Manor/FHA -
                 Insured/Section 8 Prj.), 11.00%, 11/15/22..............................................        426,034
     135,000   Glasgow, WV, Hlth. Fac. Rev. Ref. Bds. (Beverly Enterprises, Inc. Prj.)
                 Ser. `91, 9.50%, 09/01/01..............................................................        139,540
   8,700,000   West Virginia St. Cap. Appreciation, Infrastructure -A, Unlimited G.O.
                 Zero Cpn., 11/01/22 (d)................................................................      2,282,880
   4,400,000   West Virginia St. Cap. Appreciation, Infrastructure -A, Unlimited G.O.
                 Zero Cpn., 11/01/23 (d)................................................................      1,086,228
   9,400,000   West Virginia St. Cap. Appreciation, Infrastructure -A, Unlimited G.O.
                 Zero Cpn., 11/01/24 (d)................................................................      2,183,244
   9,250,000   West Virginia St. Cap. Appreciation, Infrastructure -A, Unlimited G.O.
                 Zero Cpn., 11/01/25 (d)................................................................      2,020,293
   2,525,000   West Virginia St. Hsg. Dev. Fd. Hsg. Fin. Rev. Bds., Ser. B, 7.20%,
                 11/01/20...............................................................................      2,560,249
                                                                                                           ------------
                                                                                                             10,698,468
                                                                                                           ------------

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At September 30, 1999
=======================================================================================================================
                                                                                                              VALUE
  PRINCIPAL                                                                                                  (NOTE 1)
  ---------                                                                                                  --------
                 MUNICIPAL BONDS - CONTINUED
               WISCONSIN - (0.44%)
$    300,000   Clear Lake, WI, Sewer Sys. Mtg. Rev. Bds., 8.00%, 08/01/11...............................   $    310,194
     135,000   Wisconsin Hlth. Fac. Auth. Rev. Ref. Bds., Hosp. Sisters Svcs. Sys.,
                 Ser. D, 9.125%, 07/01/05...............................................................        135,574
   1,595,000   Wisconsin St. Hlth. & Educational Fac. Auth. Rev. Bds. (RFDF Inc. Prj.)
                 Ser. `97, 7.375%, 07/15/27.............................................................      1,533,896
                                                                                                           ------------
                                                                                                              1,979,664
                                                                                                           ------------

                 Total Municipal Bonds - (identified cost $455,815,706).................................    436,946,479
                                                                                                           ------------

                   Total investments - (identified cost $455,815,706)(98.01%) (a).......................    436,946,479
                   Other assets less liabilities - (1.99%)..............................................      8,868,322
                                                                                                           ------------
                     Net assets - (100%)................................................................   $445,814,801
                                                                                                           ============

+ These securities are in default but have made partial payments.

(a) Aggregate cost for Federal income tax purposes is $455,815,706.

At September 30, 1999 unrealized appreciation (depreciation) of securities for Federal income tax purposes was as follows:

                 Unrealized appreciation................................................................   $  1,519,358
                 Unrealized depreciation................................................................    (20,388,585)
                                                                                                           ------------
                   Net unrealized depreciation..........................................................   $(18,869,227)
                                                                                                           ============

(b) Represents a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(c) Represents the current rate for a variable rate security.

(d) As of September 30, 1999, zero coupon bonds amounted to $94,837,145 or 21.27% of the Fund's net assets.
Because zero coupon bonds pay no interest and compound semi-annually at the fixed rate at the time of reissuance, their value is generally more volatile than the value of other debt securities.



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS TAX-FREE HIGH INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
At September 30, 1999
========================================================================================================
ASSETS:
   Investments in securities, at value (identified cost $455,815,706)
      (See accompanying Schedule of Investments)..........................................  $436,946,47
   Cash...................................................................................     3,201,661
   Receivables:
      Interest............................................................................     7,374,886
      Investment securities sold..........................................................       541,533
      Capital stock sold..................................................................       283,804
   Prepaid expenses.......................................................................        45,498
                                                                                            ------------
         Total assets.....................................................................   448,393,861
                                                                                            ------------

LIABILITIES:
   Payables:
      Capital stock reacquired............................................................       966,035
      Investment securities purchased.....................................................       811,350
      Commissions to distributor (Note 4).................................................       409,322
   Accrued expenses.......................................................................       392,353
                                                                                            ------------
         Total liabilities................................................................     2,579,060
                                                                                            ------------

NET ASSETS (NOTE 5).......................................................................  $445,814,801
                                                                                            ============
   CLASS A SHARES
      Net assets..........................................................................  $174,440,651
      Shares outstanding..................................................................    20,139,569
      Net asset value and redemption price per share......................................         $8.66
                                                                                                   =====
      Maximum offering price per share (100/95.25 of $8.66)...............................         $9.09
                                                                                                   =====

   CLASS B SHARES
      Net assets..........................................................................  $228,440,224
      Shares outstanding..................................................................    26,470,666
      Net asset value and redemption price per share......................................         $8.63
                                                                                                   =====

   CLASS C SHARES
      Net assets..........................................................................  $ 41,642,045
      Shares outstanding..................................................................     4,794,090
      Net asset value and redemption price per share......................................         $8.69
                                                                                                   =====

   CLASS Y SHARES
      Net assets..........................................................................  $  1,291,881
      Shares outstanding..................................................................       149,099
      Net asset value and redemption price per share......................................         $8.66
                                                                                                   =====

NET ASSETS CONSIST OF:
   Par value of shares of capital stock...................................................       515,534
   Additional paid-in capital.............................................................   469,108,448
   Net unrealized depreciation on investments.............................................   (18,869,227)
   Accumulated net realized loss..........................................................    (4,939,954)
                                                                                            ------------
         Net assets.......................................................................  $445,814,801
                                                                                            ============

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS TAX-FREE HIGH INCOME FUND, INC.
STATEMENT OF OPERATIONS
For the year ended September 30, 1999
========================================================================================================
INVESTMENT INCOME:

   Income:
      Interest............................................................................  $ 31,699,670
                                                                                            ------------

   Expenses:
      Management fees (Note 3)............................................  $  3,107,801
      Custodian fees......................................................       122,920
      Transfer agent fees
         Class A..........................................................       143,135
         Class B..........................................................       214,630
         Class C..........................................................        37,490
         Class Y..........................................................         2,261
      Audit fees..........................................................        24,150
      Legal fees .........................................................        38,048
      Accounting fees (Note 3)............................................        15,996
      Reports to shareholders.............................................       115,596
      Directors fees and expenses.........................................        77,697
      Registration and filing fees........................................       157,471
      Miscellaneous.......................................................        31,909
      Payments under distribution plan (Note 4)
         Class A..........................................................       515,625
         Class B..........................................................     2,464,753
         Class C..........................................................       425,374
                                                                            ------------
            Total expenses................................................................     7,494,856
            Expenses paid indirectly (Note 6).............................................        (2,705)
                                                                                            ------------
            Net expenses..................................................................     7,492,151
                                                                                            ------------
               Net investment income......................................................    24,207,519
                                                                                            ------------


REALIZED AND UNREALIZED LOSS ON INVESTMENTS:

Net realized loss from investment transactions............................................    (4,702,920)
Net increase in unrealized depreciation of investments during the period..................   (24,020,731)
                                                                                            ------------
         Net realized and unrealized loss on investments..................................   (28,723,651)
                                                                                            ------------
            Net decrease in net assets resulting from operations..........................  $ (4,516,132)
                                                                                            ============

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS TAX-FREE HIGH INCOME FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
=========================================================================================================


                                                                             YEAR ENDED      YEAR ENDED
                                                                            SEPTEMBER 30,   SEPTEMBER 30,
OPERATIONS:                                                                     1999            1998
                                                                            ------------    ------------
Net investment income.....................................................  $ 24,207,519     $ 21,973,208
Net realized loss from investment transactions............................    (4,702,920)        (237,034)
Net change  in unrealized appreciation/(depreciation)
   of investments.........................................................   (24,020,731)       3,568,267
                                                                            ------------     ------------
      Net increase (decrease) in net assets resulting
         from operations..................................................    (4,516,132)      25,304,441

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Class A ............................................................   (10,996,601)     (11,779,256)
      Class B  ...........................................................   (11,220,403)     (10,526,467)
      Class C ............................................................    (1,924,689)      (1,029,628)
      Class Y ............................................................       (67,090)         (21,941)

   Realized gains
      Class A ............................................................          -            (673,758)
      Class B ............................................................          -            (790,190)
      Class C ............................................................          -             (46,345)
      Class Y ............................................................          -                (294)

   In excess of net investment income
      Class A ............................................................       (89,106)        (518,381)
      Class B ............................................................       (90,919)        (262,079)
      Class C ............................................................       (15,596)         (39,435)
      Class Y ............................................................          (544)            -
CAPITAL SHARE TRANSACTIONS:

   Net increase (decrease) in net assets resulting from capital share transactions (Note 5)

      Class A ............................................................   (57,667,370)     152,107,227
      Class B  ...........................................................   (12,350,227)     122,590,184
      Class C ............................................................     7,608,906       34,078,836
      Class Y ............................................................       489,969          877,300
                                                                            ------------     ------------

      Total increase (decrease) in net assets.............................   (90,839,802)     309,270,214

NET ASSETS:
Beginning of year    .....................................................   536,654,603      227,384,389
                                                                            ------------     ------------
End of year (including undistributed net investment income
   of $1,264 in 1998) ....................................................  $445,814,801     $536,654,603
                                                                            ============     ============

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS TAX-FREE HIGH INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENT
At September 30, 1999
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         Davis Tax-Free High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide current income free from federal income tax by investing in municipal obligations. The Fund may invest in high yield, high risk, low rated and unrated bonds commonly referred to as "junk bonds." Such securities are speculative and subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds. The Fund offers shares in four classes, Class A, Class B, Class C and Class Y. The Class A shares are sold with a front-end sales charge, the Class B and C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class Y shares are sold at net asset value and are not subject to any contingent deferred shares charge. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class's distribution arrangement), liquidation and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

         Municipal bonds are normally valued on the basis of prices provided by an independent pricing service or broker. Securities not priced in this manner are priced at the last sales price if traded on that day and, if not traded, at the mean between the most recent quoted bid and asked prices provided by investment dealers. Short-term obligations are valued at amortized cost, which approximates value. The pricing service and valuation procedures are reviewed and subject to approval by the Board of Directors.

FEDERAL INCOME TAXES

         It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its tax-exempt and taxable income to shareholders. Therefore, no provision for federal income or excise tax is required. During the year ended September 30, 1999, the fund deferred $4,700,000 in realized losses for federal income tax purposes. These losses will be recognized for federal income tax purposes during the year ended September 30, 2000. At September 30, 1999, the Fund had approximately $249,000 of capital loss carryovers available to offset future capital gains, if any, which expire by 2007.

SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME

         Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Interest income is recorded on the accrual basis. Premiums on tax-exempt securities, original issue discounts and market discounts are amortized to investment income, over the lives of the respective securities, or to the earliest call date, if applicable, for financial reporting and tax purposes.

DIVIDENDS AND DISTRIBUTIONS TO  SHAREHOLDERS

         Dividends and distributions to shareholders are recorded on the ex-dividend date. The character of the distributions made during the year from net investment income may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts

DAVIS TAX-FREE HIGH INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS - CONTINUED
At September 30, 1999
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

and distributions determined in accordance with income tax regulations. Accordingly, during the year ended September 30, 1999, amounts have been reclassified to reflect an increase in undistributed net income of $196,165, a decrease in accumulated net realized losses of $158,093 and a decrease in additional paid-in capital of $354,258. Income from amortization of market discounts and certain short-term investments is not tax-exempt and may result in some percentage of dividends being reported as taxable income to shareholders.

USE OF ESTIMATES IN FINANCIAL STATEMENTS

         In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

         Purchases and sales of investment securities (excluding short-term securities) during the year ended September 30, 1999, were $357,931,836 and $412,633,748, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

         The Fund pays advisory fees for investment management and advisory services under a management agreement with Davis Selected Advisers, L.P. (the "Adviser"). The agreement provides for a fee at the annual rate of 0.65% of the first $250 million of average annual net assets of the Fund, 0.60% of the next $250 million of average annual net assets of the Fund and 0.55% of average annual net assets over $500 million.

         The Adviser is paid for registering Fund shares for sale in various states. The fee for the year ended September 30, 1999, amounted to $12,996. State Street Bank & Trust Company ("State Street Bank") is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the year ended September 30, 1999, amounted to $32,413. State Street Bank is the Fund's primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. Such fee paid to the Adviser for the year ended September 30, 1999, amounted to $15,996. Certain directors and the officers of the Fund are also officers and directors of the general partner of the Adviser.

         Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

         Stamper Capital & Investments, Inc. ("Stamper") also acts as sub-adviser of the Fund. Stamper manages the day-to-day investment operations for the Fund. The Fund pays no fees directly to Stamper. Stamper receives from the Adviser a percentage of the total annual investment advisory fees paid by the Fund to the Adviser.

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES

        Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value (without a contingent deferred sales charge).

        During the year ended September 30, 1999, Davis Distributors, LLC, the Fund's Underwriter (the "Underwriter" or "Distributor") received $316,814 from commissions earned on sales of Class A shares of the Fund of which $51,835 was retained by the Underwriter and the remaining $264,979 was reallowed to investment dealers. The Underwriter paid the costs of prospectuses in excess of those required to be filed as part of the Fund's registration statement, sales literature and other expenses assumed or incurred by it in connection with such sales.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS - CONTINUED
At September 30, 1999
================================================================================

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES - (CONTINUED)

        The Underwriter is reimbursed for amounts paid to dealers as a service fee with respect to Class A shares sold by dealers which remain outstanding during the period. The service fee is reimbursed at the annual rate up to 1/4 of 1% of the average net assets maintained by the responsible dealers. The Underwriter is not reimbursed for accounts for which the Underwriter pays no service fees to other firms. The service fee for Class A shares of the Fund for the year ended September 30, 1999, was $515,625.

CLASS B SHARES

        Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

        The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund's Class B shares. The National Association of Securities Dealers, Inc., ("NASD") limits the percentage of the Fund's average annual net assets attributable to Class B shares which may be used to reimburse the Distributor. The limit is 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution-related services to 6.25% of gross Fund sales since inception of the Rule 12b-1 plan plus interest at 1% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1%) of distribution charges that exceed the 1% annual limit in some future period or periods when the plan limits have not been reached.

        During the year ended September 30, 1999, Class B shares of the Fund made distribution plan payments which included distribution fees of $1,860,068 and service fees of $604,685.

        Commission advances by the Distributor during the year ended September 30, 1999 on the sale of Class B shares of the Fund amounted to $1,097,633 of which $1,040,189 was re-allowed to qualified selling dealers.

        The Distributor intends to seek payment from Class B shares of the Fund in the amount of $6,713,113, representing the cumulative commission advances by the Distributor on the sale of the Fund's Class B shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

        A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the year ended September 30, 1999, the Distributor received contingent deferred sales charges of $730,629 from redemptions of Class B shares of the Fund.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS - CONTINUED
At September 30, 1999
================================================================================

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES - (CONTINUED)

CLASS C SHARES

        Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1% if redeemed within one year of purchase. The Fund pays the Distributor 1% of the Fund's average annual net assets attributable to Class C shares, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees.

        During the year ended September 30, 1999, Class C shares of the Fund made distribution plan payments of $425,374. During the year ended September 30, 1999, the Distributor received $20,824 in contingent deferred sales charges from redemption of Class C shares of the Fund.

NOTE 5 - CAPITAL STOCK

         At September 30, 1999, there were 1,000,000,000 shares of capital stock ($0.01 par value per share) authorized. Transactions in capital stock were as follows:

                                                                YEAR ENDED
CLASS A                                                    SEPTEMBER 30, 1999
                                                    -------------------------------
                                                        SHARES            AMOUNT
                                                        ------            ------
Shares sold.......................................      5,092,150     $  45,945,933
Shares issued in reinvestment of distributions....        564,534         5,078,931
                                                    -------------     -------------
                                                        5,656,684        51,024,864
Shares redeemed...................................    (12,047,128)     (108,692,234)
                                                    -------------     -------------
         Net decrease.............................     (6,390,444)    $ (57,667,370)
                                                    =============     =============

                                                                YEAR ENDED
                                                           SEPTEMBER 30, 1998
                                                    -------------------------------
                                                        SHARES            AMOUNT
                                                        ------            ------
Shares sold.......................................     35,588,556     $ 326,191,003
Shares issued in reinvestment of distributions....        640,064         5,842,119
                                                    -------------     -------------
                                                       36,228,620       332,033,122
Shares redeemed...................................    (19,676,340)     (179,925,895)
                                                    -------------     -------------
         Net increase.............................     16,552,280     $ 152,107,227
                                                    =============     =============

DAVIS TAX-FREE HIGH INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS - CONTINUED
At September 30, 1999
================================================================================

NOTE 5 - CAPITAL STOCK - (CONTINUED)


                                                                YEAR ENDED
CLASS B                                                    SEPTEMBER 30, 1999
                                                    -------------------------------
                                                        SHARES            AMOUNT
                                                        ------            ------
Shares sold.......................................      4,239,576     $  38,228,135
Shares issued in reinvestment of distributions....        444,771         3,985,404
                                                    -------------     -------------
                                                        4,684,347        42,213,539
Shares redeemed...................................     (6,090,773)      (54,563,766)
                                                    -------------     -------------
         Net decrease.............................     (1,406,426)    $ (12,350,227)
                                                    =============     =============

                                                                YEAR ENDED
                                                           SEPTEMBER 30, 1998
                                                    -------------------------------
                                                        SHARES            AMOUNT
                                                        ------            ------
Shares sold.......................................     17,056,260     $ 155,837,641
Shares issued in reinvestment of distributions....        511,231         4,656,040
                                                    -------------     -------------
                                                       17,567,491       160,493,681
Shares redeemed...................................     (4,154,386)      (37,903,497)
                                                    -------------     -------------
         Net increase.............................     13,413,105     $ 122,590,184
                                                    =============     =============

                                                                YEAR ENDED
CLASS C                                                    SEPTEMBER 30, 1999
                                                    -------------------------------
                                                        SHARES            AMOUNT
                                                        ------            ------
Shares sold.......................................      2,125,712     $  19,312,493
Shares issued in reinvestment of distributions....         86,645           780,258
                                                    -------------     -------------
                                                        2,212,357        20,092,751
Shares redeemed...................................     (1,388,222)      (12,483,845)
                                                    -------------     -------------
         Net increase.............................        824,135     $   7,608,906
                                                    =============     =============

                                                                YEAR ENDED
                                                           SEPTEMBER 30, 1998
                                                    -------------------------------
                                                        SHARES            AMOUNT
                                                        ------            ------
Shares sold.......................................      4,003,278     $  36,794,143
Shares issued in reinvestment of distributions....         37,685           345,114
                                                    -------------     -------------
                                                        4,040,963        37,139,257
Shares redeemed...................................       (333,673)       (3,060,421)
                                                    -------------     -------------
         Net increase.............................      3,707,290     $  34,078,836
                                                    =============     =============

DAVIS TAX-FREE HIGH INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS - CONTINUED
At September 30, 1999
================================================================================

NOTE 5 - CAPITAL STOCK - (CONTINUED)

                                                                YEAR ENDED
CLASS Y                                                    SEPTEMBER 30, 1999
                                                    -------------------------------
                                                        SHARES            AMOUNT
                                                        ------            ------
Shares sold.......................................        200,923     $   1,820,882
Shares issued in reinvestment of distributions....          3,093            27,497
                                                    -------------     -------------
                                                          204,016         1,848,379
Shares redeemed...................................       (151,024)       (1,358,410)
                                                    -------------     -------------
         Net increase.............................         52,992     $     489,969
                                                    =============     =============

                                                            OCTOBER 6, 1997
                                                     (INCEPTION OF CLASS) THROUGH
                                                          SEPTEMBER 30, 1998
                                                    -------------------------------
                                                        SHARES            AMOUNT
                                                        ------            ------
Shares sold.......................................        115,009     $   1,049,727
Shares issued in reinvestment of distributions....              1                 5
                                                    -------------     -------------
                                                          115,010         1,049,732
Shares redeemed...................................        (18,903)         (172,432)
                                                    -------------     -------------
         Net increase.............................         96,107     $     877,300
                                                    =============     =============

NOTE 6 - CUSTODIAN FEES

         Under an agreement with the custodian bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $2,705 during the year ended September 30, 1999.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
================================================================================

The following financial information represents financial highlights for each share of capital stock outstanding throughout each period:

CLASS A

                                                                                                                  DECEMBER 1, 1994
                                                                                                                   (INCEPTION OF
                                                                           YEAR ENDED SEPTEMBER 30,                CLASS) THROUGH
                                                              --------------------------------------------------    SEPTEMBER 30,
                                                                1999          1998          1997          1996          1995
                                                                ----          ----          ----          ----          ----
Net Asset Value, Beginning
   of Period............................................      $   9.19      $   9.22      $   9.15      $   9.19      $   8.90
                                                              --------      --------      --------      --------      --------

Income (Loss) From Investment Operations
   Net Investment Income................................          0.47          0.54          0.57          0.61          0.40
   Net Realized and Unrealized Gains (Losses)...........        (0.52)          0.04          0.11        (0.05)          0.30
                                                              --------      --------       -------      --------      --------
           Total From Investment Operations.............        (0.05)          0.58          0.68          0.56          0.70
                                                              --------      --------       -------      --------      --------

Dividends and Distributions
   Net Investment Income................................        (0.47)        (0.54)        (0.59)        (0.54)        (0.40)

   Distribution from Realized Gains.....................          -           (0.05)        (0.02)        (0.06)        (0.01)
   Dividends in Excess of Net Investment
        Income..........................................        (0.01)        (0.02)          -             -             -
                                                              --------      --------      --------      --------      --------
           Total Dividends and Distributions............        (0.48)        (0.61)        (0.61)        (0.60)        (0.41)
                                                              --------      --------      --------      --------      --------

Net Asset Value, End of Period..........................      $   8.66      $   9.19      $   9.22      $   9.15      $   9.19
                                                              ========      ========      ========      ========      ========

Total Return (1)........................................        0.61)%         6.53%         7.66%         6.33%         7.93%

Ratios/Supplemental Data
   Net Assets,  End of Period
      (000 omitted).....................................      $174,441      $243,878      $ 92,020      $ 44,828      $ 45,461
   Ratio of Expenses to
      Average Net Assets................................         1.06%         1.04%      1.26%(2)         1.36%         1.43%*
   Ratio of Net Investment Income to
      Average Net Assets................................         5.30%         5.37%         6.60%         6.64%         5.95%*

   Portfolio Turnover Rate (3)..........................        73.45%       126.28%       112.71%       106.55%       127.80%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) Ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement was 1.25% for September 30, 1997. Prior to 1996, such reductions were reflected in the expense ratios.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*   Annualized

DAVIS TAX-FREE HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
================================================================================

The following financial information represents financial highlights for each share of capital stock outstanding throughout each period:

CLASS B

                                                                                YEAR ENDED SEPTEMBER 30,
                                                           ----------------------------------------------------------------
                                                             1999          1998          1997          1996          1995
                                                             ----          ----          ----          ----          ----
Net Asset Value, Beginning
   of Period..........................................     $   9.16      $   9.19      $   9.12      $   9.17      $   9.09
                                                           --------      --------      --------      --------      --------
Income (Loss) From Investment Operations
   Net Investment Income..............................         0.41          0.49          0.53          0.54          0.48
   Net Realized and Unrealized Gains (Losses).........       (0.53)          0.02          0.08        (0.05)          0.10
                                                           --------      --------      --------      --------      --------
        Total From  Investment
           Operations.................................       (0.12)          0.51          0.61          0.49          0.58
                                                           --------      --------      --------      --------      --------
Dividends and Distributions
   Net Investment Income..............................       (0.41)        (0.48)        (0.52)        (0.48)        (0.48)
   Distribution from Realized  Gains..................         -           (0.05)        (0.02)        (0.06)        (0.01)
   Dividends in Excess of Net Investment
       Income.........................................         -(4)        (0.01)          -             -           (0.01)
                                                           --------      --------      --------      --------      --------
        Total Dividends and Distributions.............       (0.41)        (0.54)        (0.54)        (0.54)        (0.50)
                                                           --------      --------      --------      --------      --------

Net Asset Value, End of Period........................     $   8.63      $   9.16      $   9.19      $   9.12      $   9.17
                                                           ========      ========      ========      ========      ========

Total Return (1)......................................      (1.39)%         5.74%         6.89%         5.51%         6.64%

Ratios/Supplemental Data
   Net Assets,  End of Period
      (000 omitted)...................................     $228,440      $255,300      $132,934      $109,488      $126,727
   Ratio of Expenses to
      Average Net Assets..............................        1.82%      1.80%(2)         2.02%         2.10%         2.14%
   Ratio of Net Investment Income
      to Average Net Assets...........................        4.54%         4.62%         5.87%         5.89%         5.37%
   Portfolio Turnover Rate (3)........................       73.45%       126.28%       112.71%       106.55%       127.80%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) Ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement was 1.79% for September 30, 1998. Prior to 1996, such reductions were reflected in the expense ratios.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(4) Less than $0.005 per share.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
================================================================================

The following financial information represents financial highlights for each share of capital stock outstanding throughout each period:

CLASS C

                                                                                            AUGUST 18, 1997
                                                                                              (INCEPTION
                                                                                               OF CLASS)
                                                                YEAR ENDED SEPTEMBER 30,       THROUGH
                                                                ------------------------     SEPTEMBER 30,
                                                                 1999            1998            1997
                                                                 ----            ----            ----
Net Asset Value, Beginning
   of Period..............................................      $  9.22         $  9.25         $  9.20
                                                                -------         -------         -------
Income (Loss) From Investment Operations
   Net Investment Income..................................         0.42            0.49            0.04
   Net Realized and Unrealized Gains (Losses).............       (0.54)            0.03            0.03
                                                                -------         -------         -------
        Total From  Investment Operations.................       (0.12)            0.52            0.07
                                                                -------         -------         -------

Dividends and Distributions
   Net Investment Income..................................       (0.41)          (0.48)          (0.02)
   Distribution from Realized Gains.......................         -             (0.05)            -
   Dividends in Excess of Net Investment Income...........         -(4)          (0.02)            -
                                                                -------         -------         -------
        Total Dividends and Distributions.................       (0.41)          (0.55)          (0.02)
                                                                -------         -------         -------

Net Asset Value, End of Period............................      $  8.69         $  9.22         $  9.25
                                                                =======         =======         =======

Total Return (1)..........................................      (1.34)%           5.74%           0.77%

Ratios/Supplemental Data
   Net Assets,  End of Period
      (000 omitted).......................................      $41,642         $36,594         $ 2,430
   Ratio of Expenses to
      Average Net Assets..................................        1.83%           1.77%(2)        2.03%*
   Ratio of Net Investment Income to
      Average Net Assets..................................        4.53%           4.65%           5.85%*

   Portfolio Turnover Rate (3)............................       73.45%         126.28%         112.71%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day for the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) Ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement was 1.76% for September 30, 1998.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(4) Less than $0.005 per share.

*   Annualized

DAVIS TAX-FREE HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
================================================================================

The following financial information represents financial highlights for each share of capital stock outstanding throughout each period:

CLASS Y

                                                                       OCTOBER 6, 1997
                                                                         (INCEPTION
                                                                         OF CLASS)
                                                        YEAR ENDED         THROUGH
                                                       SEPTEMBER 30,    SEPTEMBER 30,
                                                           1999             1998
                                                           ----             ----
Net Asset Value, Beginning
   of Period..........................................    $ 9.19           $ 9.20
                                                          ------           ------
Income (Loss) From Investment Operations
   Net Investment Income..............................      0.48             0.54
   Net Realized and Unrealized Gain (Loss)............    (0.52)             0.03
                                                          ------           ------
        Total From  Investment Operations.............    (0.04)             0.57
                                                          ------           ------
Dividends and Distributions
   Net Investment Income..............................    (0.48)           (0.53)
   Distribution from Realized Gain....................      -              (0.05)
   Dividend in Excess of Net Investment Income........    (0.01)             -
                                                          ------           ------

        Total Dividends and Distributions.............    (0.49)           (0.58)
                                                          ------           ------

Net Asset Value, End of Period........................    $ 8.66           $ 9.19
                                                          ======           ======

Total Return (1)......................................   (0.51)%            6.34%

Ratios/Supplemental Data
   Net Assets,  End of Period
      (000 omitted)...................................    $1,292             $883
   Ratio of Expenses to
      Average Net Assets..............................     0.93%        0.93%*(2)
   Ratio of Net Investment Income to
      Average Net Assets..............................     5.43%            5.49%*

   Portfolio Turnover Rate (3)........................    73.45%          126.28%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day for the fiscal period. Total returns are not annualized for periods of less than one full year.

(2) Ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement was 0.92% for September 30, 1998.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*   Annualized

DAVIS TAX-FREE HIGH INCOME FUND, INC.
INDEPENDENT AUDITORS' REPORT
================================================================================

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF DAVIS TAX-FREE HIGH INCOME FUND, INC.:

        We have audited the accompanying statement of assets and liabilities of Davis Tax-Free High Income Fund, Inc. including the schedule of investments, as of September 30, 1999, and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended September 30, 1997 were audited by other auditors whose report, dated November 11, 1997, expressed an unqualified opinion on this information.

        We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Tax-Free High Income Fund, Inc. as of September 30, 1999, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with generally accepted accounting principles.


                                                      KPMG LLP

Denver, Colorado
November 5, 1999

DAVIS TAX-FREE HIGH INCOME FUND, INC.
FEDERAL INCOME TAX INFORMATION (UNAUDITED)
FOR THE YEAR ENDED SEPTEMBER 30, 1999
================================================================================

        In early 2000, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1999. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

        None of the dividends paid by the Fund during the year ended September 30, 1999 are eligible for the corporate dividend-received deduction. A total of 93.6% of dividends were derived from interest on municipal bonds, which are not subject to federal income tax.

        The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax adviser for specific guidance.

                               DAVIS TAX-FREE HIGH
                                INCOME FUND, INC.

        124 East Marcy Street, P.O. Box 1688, Santa Fe, New Mexico 87501

================================================================================

               DIRECTORS                        OFFICERS
               Wesley E. Bass, Jr               Jeremy H. Biggs
               Jeremy H. Biggs.                    Chairman
               Marc P. Blum                     Shelby M.C. Davis
               Andrew A. Davis                     President
               Christopher C. Davis             Kenneth C. Eich
               Jerry D. Geist                      Vice President
               D. James Guzy                    Sharra L. Reed
               G. Bernard Hamilton                 Vice President, Treasurer
               LeRoy E. Hoffberger                 & Assistant Secretary
               Laurence W. Levine               Thomas D. Tays
               Christian R. Sonne                  Vice President & Secretary
               Marsha Williams                  Andrew A. Davis
                                                   Vice President
INVESTMENT ADVISER                              Christopher C. Davis
Davis Selected Advisers, L.P.                      Vice President
124 East Marcy Street
Santa Fe, New Mexico  87501
1-800-279-2279

DISTRIBUTOR
Davis Distributors, LLC
124 East Marcy Street
Santa Fe, New Mexico  87501

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, MA  02266-8406

COUNSEL
D'Ancona & Pflaum
111 E. Wacker Drive, Suite 2800
Chicago, Illinois  60601-4205

AUDITORS
KPMG LLP
707 Seventeenth Street, Suite 2300
Denver, Colorado 80202

================================================================================

FOR MORE INFORMATION ABOUT DAVIS TAX-FREE HIGH INCOME FUND, INC. INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT.

                                        DAVIS SELECTED ADVISERS, L.P.
                                        124 EAST MARCY STREET
                                        SANTA FE, NEW MEXICO 87501
                                        1-800-279-0279



















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